                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-05273

                             Van Kampen Income Trust
 ------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


              1221 Avenue of the Americas New York, New York 10020
 -------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


                                 Ronald Robison
              1221 Avenue of the Americas New York, New York 10020
 -------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end:   12/31

Date of reporting period:   12/31/03

Item 1. Report to Shareholders.

The Trust's annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

       Welcome, Shareholder

       In this report, you'll learn about how your investment in Van Kampen Income Trust performed during the annual period. The portfolio management team will provide an overview of the market conditions and discuss some of the factors that affected investment performance during the reporting period. In addition, this report includes the trust's financial statements and a list of trust investments as of December 31, 2003.

       Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the trust will achieve its investment objective. The trust is subject to market risk, which is the possibility that the market values of securities owned by the trust will decline and, therefore, the value of the trust shares may be less than what you paid for them. Accordingly, you can lose money investing in this trust.

         ---------------------------------------------------------------------------------------
            NOT FDIC INSURED             OFFER NO BANK GUARANTEE              MAY LOSE VALUE
         ---------------------------------------------------------------------------------------
                   NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY               NOT A DEPOSIT
         ---------------------------------------------------------------------------------------

Performance Summary

AVERAGE ANNUAL TOTAL RETURNS

INCOME TRUST
SYMBOL: VIN
-------------------------------------------------------
AVERAGE ANNUAL                 BASED ON      BASED ON
TOTAL RETURNS                    NAV       MARKET PRICE

Since Inception (04/22/88)       7.17%        6.45%

10-year                          6.34         5.76

5-year                           4.36         2.41

1-year                          12.66         8.42
-------------------------------------------------------

Past performance is no guarantee of future results. Investment return, net asset value (NAV) and common share market price will fluctuate and trust shares, when sold, may be worth more or less than their original cost.

As a result of recent market activity, current performance may vary from the figures shown. For more up-to-date information, please visit vankampen.com or speak with your financial advisor. The NAV per share is determined by dividing the value of the trust's portfolio securities, cash and other assets, less all liabilities, by the total number of common shares outstanding. The common share market price is the price the market is willing to pay for shares of the trust at a given time. Common share market price is influenced by a range of factors, including supply and demand and market conditions. Total return assumes an investment at the beginning of the period, reinvestment of all distributions for the period in accordance with the trust's dividend reinvestment plan, and sale of all shares at the end of the period.

Trust Report

FOR THE 12-MONTH PERIOD ENDED DECEMBER 31, 2003

Van Kampen Income Trust is managed by the adviser's Taxable Fixed-Income team.(1) Current team members include Gordon Loery, Executive Director; Jaidip Singh, Executive Director; and Menglin Luo, Vice President.

MARKET CONDITIONS

The bond markets in 2003 were dominated by the Federal Reserve Bank's perceived deflation concerns as well as by mounting evidence that the U.S. economy was moving into a solid recovery. Interest rates rose briefly in January on expectations of an imminent recovery, only to consolidate through the spring in the absence of any decisive economic developments. The market moved out of this pattern in May, when Federal Reserve minutes acknowledged heightened concern about deflation as a possibility, "however remote." These comments sent yields plummeting to multi-decade lows as investors sought the safety of Treasury bonds.

Interest rates reversed course once more in June, when the Federal Reserve reduced the federal funds target rate by 25 basis points. This cut was half of what the market had expected, and seemed to signal that the Fed was less concerned about deflation than had previously been thought. The economy also began showing convincing signs of improvement in the third quarter. By September, both consumer and corporate spending showed strength, and GDP growth topped 8 percent. Interest rates moved sharply higher through the end of August in one of their strongest upward moves in decades, and remained largely unchanged through the end of the year.

The high-yield market entered the 12-month period on a strong footing and continued to rally sharply through the end of the period, with the CSFB High Yield Index posting its second-best return since the asset class developed in the 1980s. Many factors contributed to the high-yield market's stellar performance in 2003. Improving perceptions regarding the economy, the credit cycle, and defaults led to renewed investor interest in credit-sensitive issues. Several highly visible high-yield companies produced positive earnings surprises, and the Moody's issuer-based default rate fell by more than half over the course of the year. Low interest rates added to the allure of high-yield bonds for yield-hungry investors. The resulting record inflows into the asset class provided portfolio managers with large amounts of cash that handily offset a near-record amount of new issuance. In addition, many high-yield portfolios, which began the year with conservative holdings relative to the high-yield indices, began heavily buying lower-rated credits in an attempt to catch up to the rallying market.

These factors combined to produce significant price appreciation across all sectors of the high-yield market, with the most speculative companies in the

(1)Team members may change without notice at any time.
 2
lowest-credit tiers tending to perform most strongly. Wireless communications, utilities, telecom, and cable--among the worst performers in 2001 and 2002-- were the best-performing sectors in 2003. More typically defensive sectors, such as consumer products and food and drug lagged, as did forest products and metals.

PERFORMANCE ANALYSIS

Closed-end fund returns can be calculated based upon either the market price or the net asset value (NAV) of its shares. NAV per share is determined by dividing the value of the trust's portfolio securities, cash and other assets, less all liabilities, by the total number of common shares outstanding, while market price reflects the supply and demand for the shares. As a result, the two returns can differ significantly. On a market-price basis, the fund returned
8.42 percent, while on an NAV basis, the fund returned 12.66 percent.

Within the high-yield segment of the portfolio, the greatest driver of the trust's performance was strong credit selection. Many of the portfolio's best performers entered the year at a steep discount to their par value, and enjoyed robust price appreciation in addition to earning attractive coupons over the course of the year. In the wireless sector, the portfolio's position in Nextel benefited from the company's continued financial strength coupled with a low valuation at the beginning of the period. The trust enjoyed similarly strong performance from companies in the broadcasting, utilities, cable, telecommunications and chemicals industries.

The trust uses leverage to enhance its dividend to common shareholders on an ongoing basis. As part of this approach, the trust borrows money at short-term rates through the issuance of preferred shares, and then invests the proceeds in longer-term securities, taking advantage of the difference between short and longer-term rates. With short-term rates at historic lows during the period, the difference between short- and longer-term rates was relatively high. This made using leverage a particularly profitable approach during the period, and added to the trust's strong performance.

The investment-grade segment of the trust's portfolio continued to provide liquidity and high credit quality. This segment of the portfolio remained diversified among mortgage-backed securities, Treasuries and Agencies. One of our key strategies over the course of the year was to modify the trust's sector

TOTAL RETURN FOR THE 12-MONTH PERIOD ENDED DECEMBER 31, 2003

-------------------------------------
      BASED ON     BASED ON
        NAV      MARKET PRICE

       12.66%       8.42%
-------------------------------------

Past performance is no guarantee of future results. Investment return, net asset value and common share market price will fluctuate and trust shares, when sold, may be worth more or less than their original cost. See Performance Summary for additional performance information.

mix to position the trust for an economic environment of rising interest rates. We did this by emphasizing securities with above-Treasury yields. We took advantage of historically attractive valuations by shifting some assets out of Treasuries and into mortgage-backed securities. This strategy contributed to the trust's performance as yield spreads generally tightened over the period.

While the trust's performance was positive, not all of its positions were beneficial. The rapid rise in the market price of CCC-rated debt led us to trim some of the trust's exposure to those securities in order to redeploy assets into parts of the market we viewed as more attractive. While we remain convinced of the wisdom of this approach in the longer-term, it did cause the portfolio to miss some of the price performance of lower-rated securities during the year. Although the trust benefited from good credit selection within utilities, our stringent investment criteria made it difficult to find attractive companies in that sector given its widespread problem of overcapacity. As a result, we deemphasized utility bonds, which performed strongly as a sector during the period.

Going forward, we will continue with our disciplined investment approach, monitoring the market closely for opportunities to capture value.

PROXY VOTING POLICIES AND PROCEDURES

       A description of the trust's policies and procedures with respect to the voting of proxies relating to the trust's portfolio securities is available without charge, upon request, by calling 1-800-847-2424. This information is also available on the Securities and Exchange Commission's website at http://www.sec.gov.

TOP 5 SECTORS AS OF 12/31/03              RATINGS ALLOCATIONS AS OF 12/31/03
Media-Noncable                   5.2%     AAA /Aaa                         48.2%
Chemicals                        3.8      BBB/Baa                           3.1
Media-Cable                      3.3      BB/Ba                            16.8
Wireless Communications          3.0      B/B                              25.6
Paper                            2.9      CCC/Caa                           4.8
                                          CC/Ca                             0.8
                                          Non-Rated                         0.7

Subject to change daily. All percentages are as a percentage of long-term investments. Provided for informational purposes only and should not be deemed as a recommendation to buy securities in the sectors shown above. Securities are classified by sectors that represent broad groupings of related industries. Ratings allocation based upon ratings as issued by Standard and Poor's and Moody's, respectively. Van Kampen is a wholly owned subsidiary of a global securities firm which is engaged in a wide range of financial services including, for example, securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.
 4

                                               BY THE NUMBERS

YOUR TRUST'S INVESTMENTS

December 31, 2003
THE FOLLOWING PAGES DETAIL YOUR TRUST'S PORTFOLIO OF INVESTMENTS AT THE END OF THE REPORTING PERIOD.

PAR
AMOUNT                                                                             MARKET
(000)     DESCRIPTION                          COUPON          MATURITY             VALUE
          DOMESTIC CORPORATE BONDS  46.6%
          AUTOMOTIVE  1.1%
$ 250     Autonation, Inc. .................     9.000%        08/01/08          $   288,125
  335     Laidlaw International, Inc.,
          144A--Private Placement (a).......    10.750         06/15/11              380,225
  335     Lear Corp. .......................     8.110         05/15/09              395,719
                                                                                 -----------
                                                                                   1,064,069
                                                                                 -----------
          BUILDING MATERIALS  1.4%
  125     Brand Services, Inc. .............    12.000         10/15/12              145,156
  160     NMHG Holdings Co. ................    10.000         05/15/09              177,600
   60     Nortek Holdings, Inc. ............     9.250         03/15/07               61,950
  585     Nortek Holdings, Inc.,
          144A--Private Placement (a) (b)...  0/10.000         05/15/11              425,587
  295     Schuler Homes, Inc. ..............     9.375         07/15/09              333,350
  280     Trimas Corp. .....................     9.875         06/15/12              293,300
                                                                                 -----------
                                                                                   1,436,943
                                                                                 -----------
          CHEMICALS  2.9%
   50     ABB Finance, Inc. ................     6.750         06/03/04               48,015
  100     Equistar Chemicals LP.............    10.625         05/01/11              111,000
  120     FMC Corp. ........................    10.250         11/01/09              141,000
  110     Huntsman Advanced Materials LLC,
          144A--Private Placement (a).......    11.000         07/15/10              122,100
  395     Huntsman ICI Chemicals, LLC.......    10.125         07/01/09              408,825
  250     Hydrochem Industrial Services,
          Inc., Ser B.......................    10.375         08/01/07              239,375
  140     ISP Chemco, Inc. .................    10.250         07/01/11              158,200
  300     ISP Holdings, Inc. ...............    10.625         12/15/09              331,500
  230     Johnsondiversey, Inc. ............     9.625         05/15/12              257,600
   80     Koppers, Inc.,144A--Private
          Placement (a).....................     9.875         10/15/13               88,600
   40     Kraton Polymers LLC, 144A--Private
          Placement (a).....................     8.125         01/15/14               41,800
  225     Millennium America, Inc. .........     7.000         11/15/06              231,750
  305     Nalco Co., 144A--Private Placement
          (a)...............................     7.750         11/15/11              327,875

See Notes to Financial Statements                                              5

YOUR TRUST'S INVESTMENTS

December 31, 2003

PAR
AMOUNT                                                                             MARKET
(000)     DESCRIPTION                          COUPON          MATURITY             VALUE
          CHEMICALS (CONTINUED)
$  17     Pioneer Cos., Inc. ...............     4.663%        12/31/06          $    15,747
  185     Rockwood Specialties Group, Inc.,
          144A--Private Placement (a).......    10.625         05/15/11              207,200
  120     Westlake Chemical Corp., 144A--
          Private Placement (a).............     8.750         07/15/11              132,000
                                                                                 -----------
                                                                                   2,862,587
                                                                                 -----------
          CONSTRUCTION MACHINERY  0.8%
   85     Flowserve Corp. ..................    12.250         08/15/10               99,025
   25     Manitowoc Co., Inc. (EUR).........    10.375         05/15/11               34,964
  330     Manitowoc, Inc. ..................    10.500         08/01/12              377,437
  240     United Rentals North America,
          Inc., 144A--Private Placement
          (a)...............................     7.750         11/15/13              246,300
                                                                                 -----------
                                                                                     757,726
                                                                                 -----------
          CONSUMER PRODUCTS  2.1%
  255     Iron Mountain, Inc. ..............     8.625         04/01/13              276,675
  170     Iron Mountain, Inc. ..............     7.750         01/15/15              178,925
  325     Jacuzzi Brands, Inc.,
          144A--Private Placement (a).......     9.625         07/01/10              359,125
  185     Muzak, LLC........................    10.000         02/15/09              197,950
  250     Muzak, LLC........................     9.875         03/15/09              242,812
  370     Outsourcing Services Group,
          Inc. .............................    10.875         03/01/06              205,350
  180     Rayovac Corp. ....................     8.500         10/01/13              191,700
   60     Simmons Co., 144A--Private
          Placement (a).....................     7.875         01/15/14               60,600
  114     Tempur Pedic, Inc., 144A--Private
          Placement (a).....................    10.250         08/15/10              127,680
  280     Xerox Corp. ......................     7.125         06/15/10              301,000
                                                                                 -----------
                                                                                   2,141,817
                                                                                 -----------
          ELECTRIC  2.0%
   41     AES Corp. ........................     9.375         09/15/10               45,664
   26     AES Corp. ........................     8.875         02/15/11               28,470
  260     AES Corp., 144A--Private Placement
          (a)...............................     9.000         05/15/15              295,100
  135     Allegheny Energy, Inc. ...........     7.750         08/01/05              136,856
  240     Calpine Corp. ....................     8.500         02/15/11              191,100
  130     Calpine Corp., 144A--Private
          Placement (a).....................     8.500         07/15/10              127,400
   35     CMS Energy Corp. .................     7.500         01/15/09               36,225
  220     CMS Energy Corp. .................     8.500         04/15/11              238,700
   75     IPALCO Enterprises, Inc. .........     7.625         11/14/11               84,187
  260     Monongahela Power Co. ............     5.000         10/01/06              265,850

 6                                             See Notes to Financial Statements

YOUR TRUST'S INVESTMENTS

December 31, 2003

PAR
AMOUNT                                                                             MARKET
(000)     DESCRIPTION                          COUPON          MATURITY             VALUE
          ELECTRIC (CONTINUED)
$ 225     Nevada Power Co., 144A--Private
          Placement (a).....................     9.000%        08/15/13          $   250,031
   20     PSEG Energy Holdings, Inc. .......     7.750         04/16/07               21,325
  205     PSEG Energy Holdings, Inc. .......     8.625         02/15/08              224,731
                                                                                 -----------
                                                                                   1,945,639
                                                                                 -----------
          ENVIRONMENTAL SERVICES  0.4%
  235     Allied Waste North America,
          Inc. .............................    10.000         08/01/09              254,975
  110     Allied Waste North America, Inc.,
          144A--Private Placement (a).......     6.500         11/15/10              113,300
                                                                                 -----------
                                                                                     368,275
                                                                                 -----------
          FOOD/BEVERAGE  1.5%
   70     Couche-Tard US Finance, 144A--
          Private Placement (a).............     7.500         12/15/13               73,675
  195     Michael Foods, Inc., 144A--Private
          Placement (a).....................     8.000         11/15/13              204,262
  125     National Beef Packing Co., 144A--
          Private Placement (a).............    10.500         08/01/11              129,375
  435     Pilgrim's Pride Corp. ............     9.625         09/15/11              480,675
  125     PPC Escrow Corp., 144A--Private
          Placement (a).....................     9.250         11/15/13              130,000
  430     Smithfield Foods, Inc. ...........     8.000         10/15/09              455,800
                                                                                 -----------
                                                                                   1,473,787
                                                                                 -----------
          GAMING  2.0%
  210     Harrahs Operating Co., Inc. ......     7.875         12/15/05              228,900
  150     Harrahs Operating Co., Inc. ......     8.000         02/01/11              176,444
  215     Horseshoe Gaming, LLC.............     8.625         05/15/09              228,169
  240     MGM Mirage, Inc. .................     6.000         10/01/09              247,800
  180     Park Place Entertainment Corp. ...     7.875         12/15/05              193,275
  250     Park Place Entertainment Corp. ...     8.875         09/15/08              283,750
  300     Station Casinos, Inc. ............     8.875         12/01/08              312,000
  100     Station Casinos, Inc. ............     9.875         07/01/10              110,500
  170     Venetian Casino Resort, LLC.......    11.000         06/15/10              198,050
                                                                                 -----------
                                                                                   1,978,888
                                                                                 -----------
          HEALTHCARE  2.4%
  390     AmerisourceBergen Corp. ..........     8.125         09/01/08              441,675
  226     Fisher Scientific International,
          Inc. .............................     8.125         05/01/12              243,515
  165     Fresenius Medical Care Capital
          Trust II..........................     7.875         02/01/08              176,962
  240     Fresenius Medical Care Capital
          Trust IV..........................     7.875         06/15/11              260,400
  335     HCA, Inc. ........................     8.750         09/01/10              399,414
   30     Manor Care, Inc. .................     7.500         06/15/06               32,700
   85     Manor Care, Inc. .................     8.000         03/01/08               96,475

See Notes to Financial Statements                                              7

YOUR TRUST'S INVESTMENTS

December 31, 2003

PAR
AMOUNT                                                                             MARKET
(000)     DESCRIPTION                          COUPON          MATURITY             VALUE
          HEALTHCARE (CONTINUED)
$ 110     Medco Health Solutions, Inc. .....     7.250%        08/15/13          $   120,215
   50     National Nephrology Associates,
          Inc., 144A--Private Placement
          (a)...............................     9.000         11/01/11               52,625
  150     Omnicare, Inc. ...................     8.125         03/15/11              164,625
   55     Omnicare, Inc. ...................     6.125         06/01/13               55,412
   90     Tenet Healthcare Corp. ...........     6.500         06/01/12               86,737
  280     Tenet Healthcare Corp. ...........     7.375         02/01/13              282,800
                                                                                 -----------
                                                                                   2,413,555
                                                                                 -----------
          HOME CONSTRUCTION  1.1%
  345     LNR Property Corp. ...............     7.625         07/15/13              364,837
  110     LNR Property Corp., 144A--Private
          Placement (a).....................     7.250         10/15/13              112,475
  110     Meritage Corp. ...................     9.750         06/01/11              123,475
   95     Technical Olympic USA, Inc. ......     9.000         07/01/10              102,600
  145     Technical Olympic USA, Inc. ......     9.000         07/01/10              156,600
  205     Technical Olympic USA, Inc. ......    10.375         07/01/12              230,625
                                                                                 -----------
                                                                                   1,090,612
                                                                                 -----------
          INDEPENDENT ENERGY  0.3%
  240     Equistar Chemicals LP.............    10.125         09/01/08              264,000
                                                                                 -----------

          INTEGRATED ENERGY  1.5%
  345     BRL Universal Equipment...........     8.875         02/15/08              371,737
  345     Chesapeake Energy Corp. ..........     7.500         09/15/13              375,187
   60     Hanover Compressor Co. ...........     8.625         12/15/10               62,700
  205     Hanover Equipment Trust...........     8.500         09/01/08              218,325
   95     Hanover Equipment Trust...........     8.750         09/01/11              101,175
   50     MSW Energy Holdings LLC...........     8.500         09/01/10               54,750
  230     MSW Energy Holdings LLC, 144A--
          Private Placement (a).............     7.375         09/01/10              241,500
   95     Transcontinental Gas Pipe Line
          Corp. ............................     8.875         07/15/12              112,813
                                                                                 -----------
                                                                                   1,538,187
                                                                                 -----------
          LODGING  1.3%
  250     Hilton Hotels Corp. ..............     7.950         04/15/07              278,438
  130     Hilton Hotels Corp. ..............     7.625         12/01/12              146,738
  290     HMH Properties, Inc. .............     7.875         08/01/08              303,050
  155     LodgeNet Entertainment Corp. .....     9.500         06/15/13              170,500
   65     Starwood Hotels & Resorts
          Worldwide, Inc. ..................     7.375         05/01/07               70,525
  275     Starwood Hotels & Resorts
          Worldwide, Inc. ..................     7.875         05/01/12              310,750
                                                                                 -----------
                                                                                   1,280,001
                                                                                 -----------

 8                                             See Notes to Financial Statements

YOUR TRUST'S INVESTMENTS

December 31, 2003

PAR
AMOUNT                                                                             MARKET
(000)     DESCRIPTION                          COUPON          MATURITY             VALUE
          MEDIA-CABLE  2.5%
$  63     Avalon Cable, LLC (b).............  0/11.875%        12/01/08          $    66,802
  565     Charter Communication Holdings
          LLC...............................     9.625         11/15/09              500,025
   50     CSC Holdings, Inc. ...............     7.250         07/15/08               52,250
  260     CSC Holdings, Inc. ...............     8.125         07/15/09              280,800
   70     CSC Holdings, Inc. ...............     9.875         02/15/13               73,500
   65     CSC Holdings, Inc. ...............    10.500         05/15/16               74,750
  330     DirecTV Holdings LLC..............     8.375         03/15/13              384,450
   81     Echostar DBS Corp. ...............     9.125         01/15/09               91,024
  310     Echostar DBS Corp. ...............     9.375         02/01/09              325,888
  320     Echostar DBS Corp., 144A--Private
          Placement (a).....................     6.375         10/01/11              329,600
1,000     Park N View, Inc., Ser B (c) (d)
          (e)...............................    13.000         05/15/08                    0
  160     Pegasus Communications Corp., Ser
          B.................................     9.750         12/01/06              145,200
   20     Pegasus Satellite Communications
          (b)...............................  0/13.500         03/01/07               17,025
  135     Renaissance Media Group...........    10.000         04/15/08              140,231
                                                                                 -----------
                                                                                   2,481,545
                                                                                 -----------
          MEDIA-NONCABLE  3.3%
   45     Advanstar Communications, Inc.,
          144A--Private Placement (a).......    10.750         08/15/10               48,938
  399     Advanstar Communications, Inc.,
          144A--Private Placement (Variable
          Rate Coupon) (a)..................     8.680         08/15/08              420,945
  195     Dex Media East Finance Corp.
          LLC...............................    12.125         11/15/12              240,825
  200     Dex Media West Finance Corp.,
          144A--Private Placement (a).......     9.875         08/15/13              233,500
  370     Dex Media, Inc., 144A--Private
          Placement (a) (b).................   0/9.000         11/15/13              262,700
  160     Granite Broadcasting Corp., 144A--
          Private Placement (a).............     9.750         12/01/10              160,400
  330     Hollinger Participation Trust,
          144A--Private Placement (a) (f)...    12.125         11/15/10              393,279
  275     Interep National Radio Sales,
          Inc., Ser B.......................    10.000         07/01/08              244,750
   95     Nexstar Finance, Inc.,
          144A--Private Placement (a).......     7.000         01/15/14               95,950
  320     Nextmedia Operating, Inc. ........    10.750         07/01/11              364,800
  120     PEI Holdings, Inc. ...............    11.000         03/15/10              139,800
  325     Primedia, Inc. ...................     8.875         05/15/11              344,500
  275     Salem Communications Corp. .......     7.750         12/15/10              288,063
                                                                                 -----------
                                                                                   3,238,450
                                                                                 -----------

See Notes to Financial Statements                                              9

YOUR TRUST'S INVESTMENTS

December 31, 2003

PAR
AMOUNT                                                                             MARKET
(000)     DESCRIPTION                          COUPON          MATURITY             VALUE
          METALS  0.8%
$ 323     Doe Run Resources Corp., 144A--
          Private Placement (a) (e) (f).....    11.750%        11/01/08          $   113,028
  120     General Cable Corp., 144A--Private
          Placement (a).....................     9.500         11/15/10              129,000
  750     GS Technologies Operating, Inc.
          (c) (d) (e).......................    12.000         09/01/04                   75
   47     Republic Engineered Products, LLC
          (c) (d)...........................    10.000         08/16/09               19,529
  245     UCAR Finance, Inc. ...............    10.250         02/15/12              282,975
  225     United States Steel Corp. ........     9.750         05/15/10              254,250
                                                                                 -----------
                                                                                     798,857
                                                                                 -----------
          NATURAL GAS PIPELINES  1.9%
  340     Dynegy Holdings, Inc. ............     6.875         04/01/11              314,925
  200     Dynegy Holdings, Inc.,
          144A--Private Placement (a).......     9.875         07/15/10              226,000
  365     El Paso Production Holding Co.,
          144A--Private Placement (a).......     7.750         06/01/13              361,350
   64     Gulfterra Energy Partners LP......     8.500         06/01/10               72,960
  211     Gulfterra Energy Partners LP......    10.625         12/01/12              262,695
   55     Northwest Pipeline Corp. .........     8.125         03/01/10               61,325
  105     Southern Natural Gas Co. .........     8.875         03/15/10              118,650
   25     Williams Cos., Inc. ..............     6.750         01/15/06               26,000
  420     Williams Cos., Inc. ..............     7.875         09/01/21              445,200
                                                                                 -----------
                                                                                   1,889,105
                                                                                 -----------
          OIL FIELD SERVICES  0.5%
  265     Hilcorp Energy Finance Corp.,
          144A--Private Placement (a).......    10.500         09/01/10              291,500
  160     Magnum Hunter Resources, Inc. ....     9.600         03/15/12              182,400
                                                                                 -----------
                                                                                     473,900
                                                                                 -----------
          PACKAGING  0.8%
  450     Owens-Illinois, Inc. .............     7.500         05/15/10              464,063
   90     Tekni-Plex, Inc., 144A--Private
          Placement (a).....................     8.750         11/15/13               94,275
  250     Tekni-Plex, Inc., Ser B...........    12.750         06/15/10              273,750
                                                                                 -----------
                                                                                     832,088
                                                                                 -----------
          PAPER  1.4%
  435     Georgia-Pacific Corp. ............     8.875         02/01/10              498,075
  310     Graphic Packaging International,
          Inc., 144A--Private Placement
          (a)...............................     9.500         08/15/13              344,100
   50     Louisiana Pacific Corp. ..........    10.875         11/15/08               59,750
  145     Louisiana Pacific Corp. ..........     8.875         08/15/10              171,825
   25     Owens-Brockway Glass Containers,
          Inc. .............................     7.750         05/15/11               26,969

 10                                            See Notes to Financial Statements

YOUR TRUST'S INVESTMENTS

December 31, 2003

PAR
AMOUNT                                                                             MARKET
(000)     DESCRIPTION                          COUPON          MATURITY             VALUE
          PAPER (CONTINUED)
$  80     Owens-Brockway Glass Containers,
          Inc. .............................     8.750%        11/15/12          $    89,500
   35     Pliant Corp. .....................    13.000         06/01/10               32,200
  185     Pliant Corp. .....................    13.000         06/01/10              170,200
                                                                                 -----------
                                                                                   1,392,619
                                                                                 -----------
          RAILROADS  0.3%
  235     Amsted Industries, Inc., 144A--
          Private Placement (a).............    10.250         10/15/11              260,850
                                                                                 -----------

          REAL ESTATE INVESTMENT TRUSTS  0.4%
  320     Istar Financial, Inc. ............     8.750         08/15/08              371,200
                                                                                 -----------

          REFINING  1.1%
  120     Citgo Petroleum Corp. ............    11.375         02/01/11              139,800
  250     Frontier Oil Corp. ...............    11.750         11/15/09              283,750
  145     Tesoro Petroleum Corp. ...........     9.000         07/01/08              151,163
  135     Tesoro Petroleum Corp. ...........     9.625         04/01/12              148,500
  390     Vintage Petroleum, Inc. ..........     7.875         05/15/11              413,400
                                                                                 -----------
                                                                                   1,136,613
                                                                                 -----------
          RETAIL  1.7%
  196     Big 5 Corp., Ser B................    10.875         11/15/07              206,780
  104     Elizabeth Arden, Inc. ............    11.750         02/01/11              124,280
  165     General Nutrition Centers, Inc.,
          144A--Private Placement (a).......     8.500         12/01/10              169,950
  120     Oxford Industrials, Inc., 144A--
          Private Placement (a).............     8.875         06/01/11              131,850
  365     Payless Shoesource, Inc. .........     8.250         08/01/13              353,138
   45     Penney JC Co., Inc. ..............     7.600         04/01/07               49,894
  120     Penney JC Co., Inc. ..............     8.000         03/01/10              138,150
  135     Penney JC Co., Inc. ..............     9.000         08/01/12              162,169
   35     Penney JC Co., Inc. ..............     6.875         10/15/15               36,969
1,000     Sleepmaster LLC (c) (d) (e).......    11.000         05/15/09              277,500
                                                                                 -----------
                                                                                   1,650,680
                                                                                 -----------
          SERVICES  0.7%
  315     CB Richard Ellis Service, Inc. ...    11.250         06/15/11              357,525
   60     CBRE Escrow, Inc., 144A--Private
          Placement (a).....................     9.750         05/15/10               66,900
  240     Intermet Corp. ...................     9.750         06/15/09              247,200
                                                                                 -----------
                                                                                     671,625
                                                                                 -----------

See Notes to Financial Statements                                             11

YOUR TRUST'S INVESTMENTS

December 31, 2003

PAR
AMOUNT                                                                             MARKET
(000)     DESCRIPTION                          COUPON          MATURITY             VALUE
          SUPERMARKETS  0.7%
$ 330     Delhaize America, Inc. ...........     8.125%        04/15/11          $   381,150
  255     Kroger Co., 144A--Private
          Placement (a).....................     8.500         07/15/17              287,614
                                                                                 -----------
                                                                                     668,764
                                                                                 -----------
          TECHNOLOGY  0.6%
  315     Avaya, Inc. ......................    11.125         04/01/09              370,125
  250     Fairchild Semiconductor Corp. ....    10.500         02/01/09              280,000
                                                                                 -----------
                                                                                     650,125
                                                                                 -----------
          TOBACCO  0.3%
  315     Altria Group, Inc. ...............     7.000         11/04/13              336,641
                                                                                 -----------

          TRANSPORTATION SERVICES  0.7%
   14     Aran Shipping & Trading, SA (c)
          (e)...............................     8.300         01/31/04                    0
  235     Sonic Automotive, Inc. ...........     8.625         08/15/13              249,100
   90     Sonic Automotive, Inc., 144A--
          Private Placement (a).............     8.625         08/15/13               95,400
  315     TRW Automotive, Inc. .............     9.375         02/15/13              361,463
                                                                                 -----------
                                                                                     705,963
                                                                                 -----------
          U.S. GOVERNMENT AGENCY  4.9%
4,850     Freddie Mac.......................     2.750         08/15/06            4,897,579
                                                                                 -----------

          WIRELESS COMMUNICATIONS  2.3%
   50     American Tower Corp. .............     9.375         02/01/09               53,500
  465     American Tower Corp. .............     6.250         10/15/09              469,650
  195     Dobson Communications Corp. ......    10.875         07/01/10              213,525
  275     MetroPCS, Inc., 144A--Private
          Placement (a).....................    10.750         10/01/11              275,000
  475     Nextel Communications, Inc. ......     9.375         11/15/09              520,125
   75     Nextel Communications, Inc. ......     7.375         08/01/15               81,000
  225     Nextel Partners, Inc. ............    11.000         03/15/10              249,750
   62     SBA Communications Corp. .........    12.000         03/01/08               67,735
  225     SBA Communications Corp. .........    10.250         02/01/09              222,188
  160     SBA Communications Corp., 144A--
          Private Placement (a) (b).........   0/9.750         12/15/11              113,600
                                                                                 -----------
                                                                                   2,266,073
                                                                                 -----------
          WIRELINE COMMUNICATIONS  0.9%
  250     Exodus Communications, Inc. (c)
          (d) (e)...........................    11.250         07/01/08                    0
  400     Exodus Communications, Inc. (c)
          (d) (e)...........................    11.625         07/15/10                    0
  200     Primus Telecom Group..............     9.875         05/15/08              208,000
   15     Primus Telecom Group..............    11.250         01/15/09               15,975

 12                                            See Notes to Financial Statements

YOUR TRUST'S INVESTMENTS

December 31, 2003

PAR
AMOUNT                                                                             MARKET
(000)     DESCRIPTION                          COUPON          MATURITY             VALUE
          WIRELINE COMMUNICATIONS (CONTINUED)
$ 280     Qwest Services Corp.,
          144A--Private Placement (a).......    13.000%        12/15/07          $   330,400
  205     US West Communications, Inc. .....     6.625         09/15/05              213,713
  170     US West Communications, Inc. .....     5.625         11/15/08              169,150
                                                                                 -----------
                                                                                     937,238
                                                                                 -----------
TOTAL DOMESTIC CORPORATE BONDS  46.6%.........................................    46,276,001
                                                                                 -----------
PAR
AMOUNT
IN LOCAL
CURRENCY
(000)
           FOREIGN BONDS AND DEBT SECURITIES (US $)  5.5%
           BELGIUM  0.3%
    170    Telenet Communications, 144A--
           Private Placement (EUR) (a).......     9.000         12/15/13              222,224
     75    Telenet Group Holding, 144A--
           Private Placement (a).............    11.500         06/15/14               47,625
                                                                                  -----------
                                                                                      269,849
                                                                                  -----------
           BRAZIL  0.2%
    500    Multicanal Participacoes, Ser B
           (c)...............................    12.625         06/18/04              252,500
                                                                                  -----------

           CANADA  1.6%
    205    Abitibi-Consolidated, Inc. .......     8.550         08/01/10              228,636
     80    Abitibi-Consolidated, Inc. .......     6.000         06/20/13               76,915
    355    Alliance Atlantis Communications,
           Inc. .............................    13.000         12/15/09              406,475
    285    Husky Oil Ltd. (Variable Rate
           Coupon)...........................     8.900         08/15/28              330,600
    125    Norampac, Inc. ...................     6.750         06/01/13              130,938
     55    PCI Chemicals Canada, Inc. .......    10.000         12/31/08               49,728
    350    Tembec Industries, Inc. ..........     7.750         03/15/12              350,000
                                                                                  -----------
                                                                                    1,573,292
                                                                                  -----------
           FRANCE  0.6%
    220    Rhodia S.A., 144A--Private
           Placement (a).....................     8.875         06/01/11              203,500
    235    Vivendi Universal S.A. ...........     9.250         04/15/10              279,650
     85    Vivendi Universal S.A.,
           144A--Private Placement (a).......     6.250         07/15/08               90,419
                                                                                  -----------
                                                                                      573,569
                                                                                  -----------

See Notes to Financial Statements                                             13

YOUR TRUST'S INVESTMENTS

December 31, 2003

PAR
AMOUNT
IN LOCAL
CURRENCY                                                                            MARKET
(000)      DESCRIPTION                          COUPON          MATURITY             VALUE
           GUERNSEY  0.2%
$   145    ABB International Finance Ltd.
           (EUR).............................    11.000%        01/15/08          $   207,069
                                                                                  -----------

           LUXEMBOURG  0.9%
    110    Johnsondiversey, Inc. (EUR).......     9.625         05/15/12              153,147
    305    Safilo Capital International S.A.,
           144A--Private Placement (EUR)
           (a)...............................     9.625         05/15/13              326,642
    350    Tyco International Group S.A......     6.750         02/15/11              384,125
                                                                                  -----------
                                                                                      863,914
                                                                                  -----------
           MEXICO  0.9%
    275    Axtel S.A., 144A--Private
           Placement (a).....................    11.000         12/15/13              281,875
    475    Satelites Mexicanos S.A. (c)......    10.125         11/01/04              216,125
    400    TV Azteca S.A. ...................    10.500         02/15/07              411,000
                                                                                  -----------
                                                                                      909,000
                                                                                  -----------
           UNITED KINGDOM  0.8%
    240    Avecia Group Plc..................    11.000         07/01/09              217,200
    325    JSG Funding Plc (EUR).............    10.125         10/01/12              464,764
    160    Xerox Capital Europe Plc..........     5.875         05/15/04              162,400
                                                                                  -----------
                                                                                      844,364
                                                                                  -----------
TOTAL FOREIGN BONDS AND DEBT SECURITIES  5.5%..................................     5,493,557
                                                                                  -----------

           COLLATERALIZED MORTGAGE OBLIGATIONS  16.2%
  1,197    Federal Home Loan Mortgage Corp.
           (Interest Only)...................     5.000   09/15/14 to 12/15/16        112,732
    533    Federal Home Loan Mortgage Corp.
           (Interest Only)...................     6.000         05/15/30               45,313
    403    Federal Home Loan Mortgage Corp.
           (Interest Only) (g)...............     6.338         01/15/29               35,779
    286    Federal Home Loan Mortgage Corp.
           (Interest Only) REMIC (g).........     6.840         03/15/32               24,502
    400    Federal Home Loan Mortgage Corp.,
           January...........................     7.500            TBA                429,625
    738    Federal National Mortgage
           Association (Interest Only).......     5.500         06/25/26               76,503
  1,031    Federal National Mortgage
           Association (Interest Only)
           REMIC.............................     6.000   08/25/32 to 07/25/33        179,141
    984    Federal National Mortgage
           Association (Interest Only).......     6.500   07/01/31 to 05/25/33        160,871
    514    Federal National Mortgage
           Association (Interest Only)
           REMIC.............................     7.000   03/01/32 to 04/25/33         83,895

 14                                            See Notes to Financial Statements

YOUR TRUST'S INVESTMENTS

December 31, 2003

PAR
AMOUNT                                                                             MARKET
(000)     DESCRIPTION                          COUPON          MATURITY             VALUE
          COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
$ 112     Federal National Mortgage
          Association (Interest Only).......     8.000%        05/01/30          $    20,057
1,800     Federal National Mortgage
          Association, January..............     5.500            TBA              1,823,625
3,000     Federal National Mortgage
          Association, January..............     6.000            TBA              3,101,250
5,500     Federal National Mortgage
          Association, January..............     6.500            TBA              5,752,659
3,025     Federal National Mortgage
          Association, January..............     7.000            TBA              3,203,662
  472     Government National Mortgage
          Association (Interest Only)
          REMIC.............................     6.246         05/16/32               31,893
  428     Government National Mortgage
          Association (Interest Only) REMIC
          (g)...............................     6.850         05/16/32               40,176
1,000     Government National Mortgage
          Association, January..............     5.500            TBA              1,016,875
                                                                                 -----------
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS  16.2%..............................    16,138,558
                                                                                 -----------

          MORTGAGE BACKED SECURITIES  9.3%
2,450     Federal Home Loan Mortgage Corp.
          30 Year Pools.....................     6.500   09/01/31 to 09/01/32      2,567,583
  645     Federal Home Loan Mortgage Corp.
          30 Year Pools.....................     7.500   11/01/29 to 10/01/31        692,635
   98     Federal National Mortgage
          Association 15 Year Pools.........     6.500         06/01/15              103,649
  551     Federal National Mortgage
          Association 15 Year Pools.........     7.000   03/01/15 to 05/01/15        589,796
  109     Federal National Mortgage
          Association 15 Year Pools.........     7.500   03/01/15 to 06/01/15        116,793
  657     Federal National Mortgage
          Association 30 Year Pools.........     6.000   04/01/28 to 12/01/28        680,997
1,081     Federal National Mortgage
          Association 30 Year Pools.........     7.000   04/01/28 to 12/01/32      1,145,397
  914     Federal National Mortgage
          Association 30 Year Pools.........     7.500   03/01/30 to 03/01/32        976,509
  303     Government National Mortgage
          Association 30 Year Pools.........     7.000   07/15/29 to 01/15/30        322,826
  694     Government National Mortgage
          Association 30 Year Pools.........     7.500   07/15/23 to 09/15/29        748,110
  435     Government National Mortgage
          Association 30 Year Pools.........     8.000   03/15/17 to 10/15/22        477,779
  217     Government National Mortgage
          Association 30 Year Pools.........     8.500   07/15/24 to 12/15/24        239,493

See Notes to Financial Statements                                             15

YOUR TRUST'S INVESTMENTS

December 31, 2003

PAR
AMOUNT                                                                             MARKET
(000)     DESCRIPTION                          COUPON          MATURITY             VALUE
          MORTGAGE BACKED SECURITIES (CONTINUED)
$ 445     Government National Mortgage
          Association 30 Year Pools.........     9.000%  08/15/16 to 12/15/24    $   498,095
   90     Government National Mortgage
          Association 30 Year Pools.........     9.500   11/15/09 to 01/15/17        100,264
                                                                                 -----------
TOTAL MORTGAGE BACKED SECURITIES  9.3%........................................     9,259,926
                                                                                 -----------

          UNITED STATES TREASURY OBLIGATIONS  13.8%
1,600     United States Treasury Bonds......     5.250         02/15/29            1,614,625
1,855     United States Treasury Bonds......     6.125         08/15/29            2,102,672
2,570     United States Treasury Bonds......     7.625         02/15/25            3,394,911
  325     United States Treasury Bonds......     8.125         08/15/21              443,333
6,250     United States Treasury Notes......     3.875         02/15/13            6,120,119
                                                                                 -----------
TOTAL UNITED STATES TREASURY OBLIGATIONS......................................    13,675,660
                                                                                 -----------

          FOREIGN GOVERNMENT AND GOVERNMENT AGENCY
          OBLIGATIONS  0.3%
  105     Republic of Colombia (Columbia)...    10.750         01/15/13              119,962
  180     United Mexican States (Mexico)....     8.375         01/14/11              214,200
                                                                                 -----------
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS....................       334,162
                                                                                 -----------

DESCRIPTION

EQUITIES  1.4%
Aurora Foods, Inc. (8,855 Common Shares) (h).................................            44
Dobson Communications Corp. (3,290 Preferred Shares) (f).....................       354,498
Dobson Communications Corp., 144A--Private Placement (410 Preferred Shares)
  (a)........................................................................        73,800
Doe Run Resources Corp. (1 Common Stock Warrant) (e) (h).....................             0
HF Holdings, Inc. (5,260 Common Stock Warrants) (e) (h)......................             0
Microcell Telecommunications, Inc. (1,221 Common Stock Warrants) (CAN) (h)...         2,598
Microcell Telecommunications, Inc. (1,985 Preferred Shares) (CAN) (h)........        26,480
Microcell Telecommunications, Inc. (16 Common Shares) (CAN) (h)..............           224
Microcell Telecommunications, Inc. (733 Common Stock Warrants) (CAN) (h).....         1,117
Microcell Telecommunications, Inc., Class B (1,973 Common Shares) (CAN)
  (h)........................................................................        26,396
Optel, Inc. (500 Common Shares) (e) (h)......................................             0
Park N View, Inc., 144A--Private Placement (1,000 Common Stock Warrants) (a)
  (e) (h)....................................................................             0
Paxon Communications Corp. (3,900 Preferred Shares) (f)......................       359,775
Pioneer Cos., Inc. (3,533 Common Shares) (h).................................        28,794

 16                                            See Notes to Financial Statements

YOUR TRUST'S INVESTMENTS

December 31, 2003

                                                                                  MARKET
DESCRIPTION                                                                        VALUE
EQUITIES (CONTINUED)
Republic Technologies International, Inc., 144A--Private Placement (250
  Common Stock Warrants) (a) (h).............................................             0
Startec Global Communications, 144A--Private Placement (1,000 Common Stock
  Warrants) (a) (e) (h)......................................................             0
TNP Enterprises, Inc. (4,310 Preferred Shares) (f)...........................       468,713
                                                                                -----------

TOTAL EQUITIES  1.4%.........................................................     1,342,439
                                                                                -----------

TOTAL LONG-TERM INVESTMENTS  93.1%
  (Cost $92,491,440).........................................................    92,520,303
                                                                                -----------

SHORT-TERM INVESTMENTS  20.9%
REPURCHASE AGREEMENT  10.8%
Banc of America Securities LLC ($10,752,000 par collateralized by U.S.
  Government obligations in a pooled cash account, dated 12/31/03, to be sold
  on 01/02/04 at $10,752,526)................................................    10,752,000

U.S. GOVERNMENT AGENCY OBLIGATIONS  10.1%
Federal National Mortgage Association Discount Note ($10,000,000 par,
  yielding 1.02%, 01/14/04 maturity).........................................     9,996,317
                                                                                -----------

TOTAL SHORT-TERM INVESTMENTS
  (Cost $20,748,317).........................................................    20,748,317
                                                                                -----------

TOTAL INVESTMENTS  114.0%
  (Cost $113,239,757)........................................................   113,268,620
LIABILITIES IN EXCESS OF OTHER ASSETS  (14.0%)...............................   (13,916,307)
                                                                                -----------

NET ASSETS  100.0%...........................................................   $99,352,313
                                                                                ===========

(a) 144A securities are those which are exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

(b) Security is a "step-up" bond where the coupon increases or steps up at a predetermined date.

(c) Non-income producing as security is in default.

(d) This borrower has filed for protection in federal bankruptcy court.

(e) Market value is determined in accordance with procedures established in good faith by the Board of Trustees.

(f) Payment-in-kind security.

See Notes to Financial Statements                                             17

YOUR TRUST'S INVESTMENTS

December 31, 2003

(g) An Inverse Floating Rate security is one where the coupon is inversely indexed to a short-term floating interest rate multiplied by a specific factor. As the floating rate rises, the coupon is reduced. Conversely, as the floating rate declines, the coupon is increased. The price of these securities may be more volatile than the price of a comparable fixed rate security. These instruments are typically used by the Trust to enhance the yield of the portfolio. All of the Trust's portfolio holdings, including derivative instruments, are marked to market.

(h) Non-income producing security.

TBA--To be announced, maturity date has not yet been established. The maturity date will be determined upon settlement and delivery of the mortgage pools.

CAN--Canadian Dollar

EUR--Eurodollar

REMIC--Real Estate Mortgage Investment Conduits

 18                                            See Notes to Financial Statements

FINANCIAL STATEMENTS
Statement of Assets and Liabilities
December 31, 2003

ASSETS:
Total Investments (Cost $113,239,757), including repurchase
  agreement of $10,752,000..................................  $113,268,620
Receivables:
  Investments Sold..........................................     2,570,608
  Interest..................................................     1,369,369
Other.......................................................        30,974
                                                              ------------
    Total Assets............................................   117,239,571
                                                              ------------
LIABILITIES:
Payables:
  Investments Purchased.....................................    17,346,342
  Custodian Bank............................................       185,873
  Investment Advisory Fee...................................        54,657
  Income Distributions......................................        26,271
  Other Affiliates..........................................         3,273
Trustees' Deferred Compensation and Retirement Plans........       120,799
Accrued Expenses............................................        75,899
Forward Foreign Currency Contracts..........................        74,144
                                                              ------------
    Total Liabilities.......................................    17,887,258
                                                              ------------
NET ASSETS..................................................  $ 99,352,313
                                                              ============
NET ASSET VALUE PER COMMON SHARE ($99,352,313 divided by
  15,371,738 shares outstanding)............................  $       6.46
                                                              ============
NET ASSETS CONSIST OF:
Common Shares (no par value with unlimited shares
  authorized, 15,371,738 shares issued and outstanding).....  $120,152,592
Net Unrealized Depreciation.................................       (42,524)
Accumulated Undistributed Net Investment Income.............      (437,188)
Accumulated Net Realized Loss...............................   (20,320,567)
                                                              ------------
NET ASSETS..................................................  $ 99,352,313
                                                              ============

See Notes to Financial Statements                                             19

Statement of Operations
For the Year Ended December 31, 2003

INVESTMENT INCOME:
Interest....................................................  $  5,689,443
Dividends...................................................       155,860
Other.......................................................        28,380
                                                              ------------
      Total Income..........................................     5,873,683
                                                              ------------
EXPENSES:
Investment Advisory Fee.....................................       629,166
Accounting..................................................        53,597
Trustees' Fees and Related Expenses.........................        47,716
Shareholder Reports.........................................        45,562
Custody.....................................................        31,891
Legal.......................................................         6,640
Other.......................................................        80,040
                                                              ------------
      Total Expenses........................................       894,612
                                                              ------------
NET INVESTMENT INCOME.......................................  $  4,979,071
                                                              ============
REALIZED AND UNREALIZED GAIN/LOSS:
Realized Gain/Loss:
  Investments...............................................  $ (4,634,830)
  Foreign Currency Contracts................................       (71,002)
  Foreign Currency Transactions.............................       (27,130)
                                                              ------------
Net Realized Loss...........................................    (4,732,962)
                                                              ------------
Unrealized Appreciation/Depreciation:
  Beginning of the Period...................................   (11,096,106)
                                                              ------------
  End of the Period:
    Investments.............................................        28,863
    Foreign Currency Contracts..............................       (74,144)
    Foreign Currency Translation............................         2,757
                                                              ------------
                                                                   (42,524)
                                                              ------------
Net Unrealized Appreciation During the Period...............    11,053,582
                                                              ------------
NET REALIZED AND UNREALIZED GAIN............................  $  6,320,620
                                                              ============
NET INCREASE IN NET ASSETS FROM OPERATIONS..................  $ 11,299,691
                                                              ============

 20                                            See Notes to Financial Statements

Statements of Changes in Net Assets

                                                         YEAR ENDED            YEAR ENDED
                                                      DECEMBER 31, 2003     DECEMBER 31, 2002
                                                      ---------------------------------------
FROM INVESTMENT ACTIVITIES:
Operations:
Net Investment Income...............................     $ 4,979,071          $  5,997,463
Net Realized Loss...................................      (4,732,962)           (6,169,169)
Net Unrealized Appreciation During the Period.......      11,053,582             1,071,689
                                                         -----------          ------------
Change in Net Assets from Operations................      11,299,691               899,983
                                                         -----------          ------------

Distributions from Net Investment Income............      (5,291,984)           (7,220,386)
Return of Capital Distribution......................        (464,494)                  -0-
                                                         -----------          ------------
Total Distributions.................................      (5,756,478)           (7,220,386)
                                                         -----------          ------------

NET CHANGE IN NET ASSETS FROM INVESTMENT
  ACTIVITIES........................................       5,543,213            (6,320,403)

FROM CAPITAL TRANSACTIONS:
Value of Common Shares Issued Through Dividend
  Reinvestment......................................             -0-                81,841
                                                         -----------          ------------
TOTAL INCREASE/DECREASE IN NET ASSETS...............       5,543,213            (6,238,562)
NET ASSETS:
Beginning of the Period.............................      93,809,100           100,047,662
                                                         -----------          ------------
End of the Period (Including accumulated
  undistributed net investment income of ($437,188)
  and ($1,120,176), respectively)...................     $99,352,313          $ 93,809,100
                                                         ===========          ============

See Notes to Financial Statements                                             21

Financial Highlights
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE TRUST OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                            -------------------------------------------------
                                            2003      2002     2001 (a)     2000       1999
                                            -------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE
  PERIOD..................................  $6.10    $ 6.51     $ 6.85     $  7.25    $  7.84
                                            -----    ------     ------     -------    -------
  Net Investment Income...................    .32       .39        .53         .60        .64
  Net Realized and Unrealized Gain/Loss...    .41      (.33)      (.29)       (.40)      (.63)
                                            -----    ------     ------     -------    -------
Total from Investment Operations..........    .73       .06        .24         .20        .01
Less:
  Distributions from Net Investment
    Income................................    .34       .47        .58         .60        .60
  Return of Capital Distributions.........    .03       -0-        -0-         -0-        -0-
                                            -----    ------     ------     -------    -------
Total Distributions.......................    .37       .47        .58         .60        .60
                                            -----    ------     ------     -------    -------
NET ASSET VALUE, END OF THE PERIOD........  $6.46    $ 6.10     $ 6.51     $  6.85    $  7.25
                                            =====    ======     ======     =======    =======

Common Share Market Price at End of the
  Period..................................  $5.81    $ 5.71     $ 6.33     $6.5625    $5.6875
Total Return (b)..........................  8.42%    -2.59%      5.05%      26.59%    -19.81%
Net Assets at End of the Period (In
  millions)...............................  $99.4    $ 93.8     $100.0     $ 104.8    $ 110.9
Ratio of Expenses to Average Net Assets...   .92%      .89%       .93%        .96%       .95%
Ratio of Net Investment Income to Average
  Net Assets..............................  5.14%     6.29%      7.88%       8.51%      8.46%
Portfolio Turnover........................   299%(c)   101%        46%         60%        28%

(a) As required, effective January 1, 2001, the Trust has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on fixed income securities and presenting paydown gains and losses on mortgage-and asset-backed securities as interest income. The effect of these changes for the year ended December 31, 2001 was an increase in the ratio of net investment income to average net assets from 7.83% to 7.88%. Net investment income per share and net realized and unrealized gains and losses per share were unaffected by the adjustments. Per share, ratios and supplemental data for periods prior to December 31, 2001 have not been restated to reflect this change in presentation.

(b) Total return assumes an investment at the common share market price at the beginning of the period indicated, reinvestment of all distributions for the period in accordance with the Trust's dividend reinvestment plan, and sale of all shares at the closing common share price at the end of the period indicated.

(c) The Trust's portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities for a fiscal year by the average monthly value of the Trust's portfolio securities during such fiscal year. The turnover rate may vary greatly from year to year as well as within a year. The accounting treatment used by the Trust for mortgage pool forward commitments now reflects them as purchases and sales, which had not been the case in the past. This caused the reported portfolio turnover rate to be higher during the current fiscal year than in previous fiscal years.

YEAR ENDED DECEMBER 31,
-----------------------------------------------
      1998     1997     1996     1995     1994
-----------------------------------------------
     $ 8.05   $ 7.93   $ 7.94   $ 7.28   $ 8.15
     ------   ------   ------   ------   ------
        .66      .66      .66      .65      .65
       (.22)     .18     (.01)     .66     (.86)
     ------   ------   ------   ------   ------
        .44      .84      .65     1.31     (.21)
        .65      .72      .66      .65      .66
        -0-      -0-      -0-      -0-      -0-
     ------   ------   ------   ------   ------
        .65      .72      .66      .65      .66
     ------   ------   ------   ------   ------
     $ 7.84   $ 8.05   $ 7.93   $ 7.94   $ 7.28
     ======   ======   ======   ======   ======

     $ 7.75   $ 8.00   $ 7.50   $ 7.25   $ 6.50
      5.05%   16.97%   12.95%   21.83%   -8.06%
     $120.0   $123.1   $121.2   $121.4   $111.4
       .96%     .91%    1.00%     .94%     .96%
      8.17%    8.32%    8.40%    8.50%    7.94%
        47%      55%      36%      34%      45%

See Notes to Financial Statements                                             23

NOTES TO
FINANCIAL STATEMENTS

December 31, 2003

1. SIGNIFICANT ACCOUNTING POLICIES

Van Kampen Income Trust (the "Trust") is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended. The Trust's investment objective is to provide current income through investing in a portfolio of U.S. Government securities and in corporate fixed income securities, including high-yielding, lower rated or nonrated securities believed not to involve undue risk to income or principal. The Trust commenced investment operations on April 22, 1988.

    The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION Fixed income investments are stated at value using market quotations or indications of value obtained from an independent pricing service. Investments in securities listed on a securities exchange are valued at their sales price as of the close of such securities exchange. Listed and unlisted securities for which the last sales price is not available are valued at the mean of the bid and asked prices. For those securities where quotations or prices are not available, valuations are determined in accordance with procedures established in good faith by the Board of Trustees. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value. Forward foreign currency contracts are valued using quoted foreign exchange rates.

B. SECURITY TRANSACTIONS Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis. The Trust may purchase and sell securities on a "when-issued", "delayed delivery" or "forward commitment" basis, with settlement to occur at a later date. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security so purchased is subject to market fluctuations during this period. Purchasing securities on this basis involves a risk that the market value at the time of delivery may be lower than the agreed upon purchase price resulting in an unrealized loss. The Trust will maintain, in a segregated account with its custodian, assets having an aggregate value at least equal to the amount of the when-issued or delayed delivery purchase commitments until payment is made. At December 31, 2003, the Trust has $17,346,342 of forward purchase commitments.

    The Trust may invest in repurchase agreements, which are short-term investments whereby the Trust acquires ownership of a debt security and the seller agrees to repurchase the security at a future time and specified price. The Trust may invest independently in repurchase agreements, or transfer uninvested cash balances into a pooled cash account along with other investment companies advised by Van Kampen Asset Management (the "Adviser") or its affiliates, the daily aggregate of which is invested in repurchase agreements. Repurchase

NOTES TO
FINANCIAL STATEMENTS

December 31, 2003

agreements are fully collateralized by the underlying debt security. The Trust will make payment for such securities only upon physical delivery or evidence of book entry transfer to the account of the custodian bank. The seller is required to maintain the value of the underlying security at not less than the repurchase proceeds due the Trust.

C. INVESTMENT INCOME Interest income is recorded on an accrual basis and dividend income is recorded on the ex-dividend date. Discounts are accreted and premiums are amortized over the expected life of each applicable security.

D. FEDERAL INCOME TAXES It is the Trust's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required.

    The Trust intends to utilize provisions of the federal income tax laws which allow it to carry a realized capital loss forward for eight years following the year of the loss and offset these losses against any future realized capital gains. At December 31, 2003, the Trust had an accumulated capital loss carryforward for tax purposes of $19,032,344, which will expire between December 31, 2007 and December 31, 2011.

    At December 31, 2003, the cost and related gross unrealized appreciation and depreciation are as follows:

Cost of investments for tax purposes........................  $113,429,813
                                                              ============
Gross tax unrealized appreciation...........................  $  4,876,784
Gross tax unrealized depreciation...........................    (5,037,977)
                                                              ------------
Net tax unrealized depreciation on investments..............  $   (161,193)
                                                              ============

E. DISTRIBUTION OF INCOME AND GAINS The Trust declares and pays dividends monthly from net investment income to shareholders. Net realized gains, if any, are distributed annually. Distributions from net realized gains for book purposes may include short-term capital gains, which are included in ordinary income for tax purposes.

    The tax character of distributions paid during the years ended December 31, 2003 and 2002 was as follows:

                                                                 2003          2002
Distribution paid from:
  Ordinary Income...........................................  $5,265,713    $7,220,386
  Long-term capital gain....................................         -0-           -0-
  Return of Capital.........................................     464,494           -0-
                                                              ----------    ----------
                                                              $5,730,207    $7,220,386
                                                              ==========    ==========

    Due to inherent differences in the recognition of income, expenses, and realized gains/losses under accounting principles generally accepted in the United States of America

NOTES TO
FINANCIAL STATEMENTS

December 31, 2003

and federal income tax purposes, permanent differences between book and tax basis reporting for the 2003 fiscal year have been identified and appropriately reclassified. A permanent book and tax basis differences relating to paydowns on mortgage-backed securities totaling $200,199 was reclassified from accumulated net realized loss to accumulated undistributed net investment income. A permanent book and tax difference related to the recognition of net realized losses on foreign currency transactions totaling $98,132 has been reclassified from accumulated net realized loss to accumulated undistributed net investment income. A permanent book and tax difference relating to consent fee income totaling $26,850 has been reclassified from accumulated undistributed net investment income to accumulated net realized loss. A permanent book and tax difference relating to a portion of the capital loss carry-forward expiring in the current year totaling $1,776,125 was reclassified from accumulated net realized loss to capital. A permanent book and tax difference related to the portion of return of capital distributions totaling $464,494 in the current year has been reclassified from accumulated undistributed net investment income to capital. Additionally, a permanent difference relating to book to tax amortization differences totaling $920,684 was reclassified from accumulated undistributed net investment income to accumulated net realized loss.

    Net realized gains or losses may differ for financial reporting and tax purposes primarily as a result of the deferral of losses relating to wash sale transactions and post October losses of $1,203,971 which are not recognized for tax purposes until the first day of the following fiscal year.

F. FOREIGN CURRENCY TRANSLATION Asset and liabilities denominated in foreign currencies and commitments under forward foreign currency contracts are translated into U.S. dollars at the mean of the quoted bid and ask prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated at the rate of exchange prevailing when such securities were acquired or sold. Realized gain and loss on foreign currency transactions on the Statement of Operations includes the net realized amount from the sale of foreign currency and the amount realized between trade date and settlement date on securities transactions. Income and expenses are translated at rates prevailing when accrued.

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the Trust's Investment Advisory Agreement, the Adviser will provide investment advice and facilities to the Trust for an annual fee payable monthly of .65% of the average daily net assets of the Trust.

    For the year ended December 31, 2003, the Trust recognized expenses of approximately $6,600 representing legal services provided by Skadden, Arps, Slate, Meagher & Flom (Illinois), counsel to the Trust, of which a trustee of the Trust is an affiliated person.

    Under an Accounting Services agreement, the Adviser provides accounting services to the Trust. The Adviser allocates the cost of such services to each trust. For the year ended December 31, 2003, the Trust recognized expenses of approximately $11,900 representing Van Kampen Investments Inc.'s or its affiliates' (collectively "Van Kampen") cost of providing

NOTES TO
FINANCIAL STATEMENTS

December 31, 2003

accounting services to the Trust, which is reported as part of "Accounting" expenses in the Statement of Operations.

    Certain officers and trustees of the Trust are also officers and directors of Van Kampen. The Trust does not compensate its officers or trustees who are officers of Van Kampen.

    The Trust provides deferred compensation and retirement plans for its trustees who are not officers of Van Kampen. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation to a later date. Benefits under the retirement plan are payable upon retirement for a ten-year period and are based upon each trustee's years of service to the Trust. The maximum annual benefit per trustee under the plan is $2,500.

3. CAPITAL TRANSACTIONS

At December 31, 2003 and 2002, paid in surplus related to common shares aggregated $120,152,592 and $122,393,211, respectively.

    Transactions in common shares were as follows:

                                                          YEAR ENDED           YEAR ENDED
                                                       DECEMBER 31, 2003    DECEMBER 31, 2002
Beginning Shares.....................................     15,371,738           15,358,477
Shares Issued Through Dividend Reinvestment..........            -0-               13,261
                                                          ----------           ----------
Ending Shares........................................     15,371,738           15,371,738
                                                          ==========           ==========

4. INVESTMENT TRANSACTIONS

During the period, the cost of purchases and proceeds from sales of investments, including principal paydowns and excluding short-term investments, were $271,990,817 and $280,757,244, respectively.

5. DERIVATIVE FINANCIAL INSTRUMENTS

A derivative financial instrument in very general terms refers to a security whose value is "derived" from the value of an underlying asset, reference rate or index.

    The Trust has a variety of reasons to use derivative instruments, such as to attempt to protect the Trust against possible changes in the market value of its portfolio, foreign currency exposure, or generate potential gain. All of the Trust's holdings, including derivative instruments, are marked to market each day with the change in value reflected in unrealized appreciation/depreciation. Upon disposition, a realized gain or loss is recognized accordingly, except when taking delivery of a security underlying a forward commitment. In this instance, the recognition of gain or loss is postponed until the disposal of the security underlying the forward commitment.

    Purchasing securities on a forward commitment involves a risk that the market value at the time of delivery may be lower than the agreed upon purchase price resulting in an unrealized loss. Selling securities on a forward commitment involves different risks and can result in losses more significant than those arising from the purchase of such securities. Risks

NOTES TO
FINANCIAL STATEMENTS

December 31, 2003

may arise as a result of the potential inability of the counterparties to meet the terms of their contracts.

    A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Upon the settlement of the contract, a realized gain or loss is recognized and is included as a component of realized gain/loss on forwards. The following forward foreign currency contracts were outstanding as of December 31, 2003.

                                                                             UNREALIZED
                                                               CURRENT      APPRECIATION/
                                                                VALUE       DEPRECIATION
SHORT CONTRACTS:
  Euro Currency
    615,000 expiring 1/26/04................................  $  774,312      $(50,765)
    100,000 expiring 1/26/04................................     125,904        (8,105)
    70,000 expiring 1/26/04.................................      88,133        (5,883)
    100,000 expiring 1/26/04................................     125,904        (4,419)
    40,000 expiring 1/26/04.................................      50,362        (1,449)
    185,000 expiring 1/26/04................................     232,923        (3,523)
                                                              ----------      --------
                                                              $1,397,538      $(74,144)
                                                              ==========      ========

REPORT OF INDEPENDENT AUDITORS

To the Board of Trustees and Shareholders of

Van Kampen Income Trust

We have audited the accompanying statement of assets and liabilities of Van Kampen Income Trust (the "Trust"), including the portfolio of investments, as of December 31, 2003, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The Trust's financial highlights for the periods ended prior to December 31, 2000, were audited by other auditors whose report, dated February 15, 2000, expressed an unqualified opinion on those financial highlights.

    We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2003, by correspondence with the Trust's custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Van Kampen Income Trust as of December 31, 2003, the results of its operations, the changes in its net assets and the financial highlights for the respective stated periods, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Chicago, Illinois
February 6, 2004

BOARD OF TRUSTEES AND IMPORTANT ADDRESSES
VAN KAMPEN INCOME TRUST

BOARD OF TRUSTEES

DAVID C. ARCH
J. MILES BRANAGAN
JERRY D. CHOATE
ROD DAMMEYER
LINDA HUTTON HEAGY
R. CRAIG KENNEDY
HOWARD J KERR
MITCHELL M. MERIN*
JACK E. NELSON
RICHARD F. POWERS, III*
HUGO F. SONNENSCHEIN
WAYNE W. WHALEN* - Chairman
SUSAN H. WOOLSEY

INVESTMENT ADVISER

VAN KAMPEN ASSET MANAGEMENT
1221 Avenue of the Americas
New York, NY 10020

CUSTODIAN AND TRANSFER AGENT

STATE STREET BANK AND TRUST COMPANY
c/o EquiServe
P.O. Box 43011
Providence, Rhode Island 02940-3011

LEGAL COUNSEL

SKADDEN, ARPS, SLATE,
MEAGHER & FLOM (ILLINOIS)
333 West Wacker Drive
Chicago, Illinois 60606

INDEPENDENT AUDITORS

DELOITTE & TOUCHE LLP
180 North Stetson Avenue
Chicago, Illinois 60601

For federal income tax purposes, the following is furnished with respect to the distributions paid by the Trust during its taxable year ended December 31, 2003. For corporate shareholders 3% of the distributions qualify for the dividends received deduction. In January, the Trust provides tax information to shareholders for the preceding calendar year.

* "Interested persons" of the Trust, as defined in the Investment Company Act of 1940, as amended.
 30

TRUSTEES AND OFFICERS

The business and affairs of the Trust are managed under the direction of the Trust's Board of Trustees and the Trust's officers appointed by the Board of Trustees. The tables below list the trustees and executive officers of the Trust and their principal occupations during the last five years, other directorships held by trustees and their affiliations, if any, with Van Kampen Investments Inc. ("Van Kampen Investments"), Van Kampen Asset Management ("Asset Management" or the "Adviser"), Van Kampen Funds Inc. (the "Distributor"), Van Kampen Advisors Inc., Van Kampen Exchange Corp. and Van Kampen Investor Services Inc. ("Investor Services"). The term "Fund Complex" includes each of the investment companies advised by the Adviser or its affiliates as of the date of this Statement of Additional Information. Trustees serve until reaching their retirement age or until their successors are duly elected and qualified. Officers are annually elected by the trustees.

INDEPENDENT TRUSTEES

                                                                                  NUMBER OF
                                            TERM OF                                FUNDS IN
                                           OFFICE AND                                FUND
                              POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS          HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE           TRUST       SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE
David C. Arch (58)            Trustee      Trustee     Chairman and Chief             88       Trustee/Director/Managing
Blistex Inc.                               since 1997  Executive Officer of                    General Partner of funds
1800 Swift Drive                                       Blistex Inc., a consumer                in the Fund Complex.
Oak Brook, IL 60523                                    health care products
                                                       manufacturer. Former
                                                       Director of the World
                                                       Presidents
                                                       Organization-Chicago
                                                       Chapter. Director of the
                                                       Heartland Alliance, a
                                                       nonprofit organization
                                                       serving human needs based
                                                       in Chicago.

J. Miles Branagan (71)        Trustee      Trustee     Private investor.              86       Trustee/Director/Managing
1632 Morning Mountain Road                 since 2003  Co-founder, and prior to                General Partner of funds
Raleigh, NC 27614                                      August 1996, Chairman,                  in the Fund Complex.
                                                       Chief Executive Officer
                                                       and President, MDT
                                                       Corporation (now known as
                                                       Getinge/Castle, Inc., a
                                                       subsidiary of Getinge
                                                       Industrier AB), a company
                                                       which develops,
                                                       manufactures, markets and
                                                       services medical and
                                                       scientific equipment.

                                                                                  NUMBER OF
                                            TERM OF                                FUNDS IN
                                           OFFICE AND                                FUND
                              POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS          HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE           TRUST       SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE

Jerry D. Choate (65)          Trustee      Trustee     Prior to January 1999,         86       Trustee/Director/Managing
33971 Selva Road                           since 2003  Chairman and Chief                      General Partner of funds
Suite 130                                              Executive Officer of the                in the Fund Complex.
Dana Point, CA 92629                                   Allstate Corporation                    Director of Amgen Inc., a
                                                       ("Allstate") and Allstate               biotechnological company,
                                                       Insurance Company. Prior                and Director of Valero
                                                       to January 1995,                        Energy Corporation, an
                                                       President and Chief                     independent refining
                                                       Executive Officer of                    company.
                                                       Allstate. Prior to August
                                                       1994, various management
                                                       positions at Allstate.

                                                                                  NUMBER OF
                                            TERM OF                                FUNDS IN
                                           OFFICE AND                                FUND
                              POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS          HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE           TRUST       SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE

Rod Dammeyer (63)             Trustee      Trustee     President of CAC, llc., a      88       Trustee/Director/Managing
CAC, llc.                                  since 1997  private company offering                General Partner of funds
4350 LaJolla Village Drive                             capital investment and                  in the Fund Complex.
Suite 980                                              management advisory                     Director of Stericycle,
San Diego, CA 92122-6223                               services. Prior to July                 Inc., TheraSense, Inc.,
                                                       2000, Managing Partner of               Ventana Medical Systems,
                                                       Equity Group Corporate                  Inc., GATX Corporation
                                                       Investment (EGI), a                     and Trustee of The
                                                       company that makes                      Scripps Research
                                                       private investments in                  Institute and the
                                                       other companies.                        University of Chicago
                                                                                               Hospitals and Health
                                                                                               Systems. Prior to January
                                                                                               2004, Director of
                                                                                               TeleTech Holdings Inc.
                                                                                               and Arris Group, Inc.
                                                                                               Prior to May 2002,
                                                                                               Director of Peregrine
                                                                                               Systems Inc. Prior to
                                                                                               February 2001, Vice
                                                                                               Chairman and Director of
                                                                                               Anixter International,
                                                                                               Inc. and IMC Global Inc.
                                                                                               Prior to July 2000,
                                                                                               Director of Allied Riser
                                                                                               Communications Corp.,
                                                                                               Matria Healthcare Inc.,
                                                                                               Transmedia Networks,
                                                                                               Inc., CNA Surety, Corp.
                                                                                               and Grupo Azcarero Mexico
                                                                                               (GAM). Prior to April
                                                                                               1999, Director of Metal
                                                                                               Management, Inc.

                                                                                  NUMBER OF
                                            TERM OF                                FUNDS IN
                                           OFFICE AND                                FUND
                              POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS          HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE           TRUST       SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE

Linda Hutton Heagy (55)       Trustee      Trustee     Managing Partner of            86       Trustee/Director/Managing
Heidrick & Struggles                       since 2003  Heidrick & Struggles, an                General Partner of funds
233 South Wacker Drive                                 executive search firm.                  in the Fund Complex.
Suite 7000                                             Trustee on the University
Chicago, IL 60606                                      of Chicago Hospitals
                                                       Board, Vice Chair of the
                                                       Board of the YMCA of
                                                       Metropolitan Chicago and
                                                       a member of the Women's
                                                       Board of the University
                                                       of Chicago. Prior to
                                                       1997, Partner of Ray &
                                                       Berndtson, Inc., an
                                                       executive recruiting
                                                       firm. Prior to 1996,
                                                       Trustee of The
                                                       International House
                                                       Board, a fellowship and
                                                       housing organization for
                                                       international graduate
                                                       students. Prior to 1995,
                                                       Executive Vice President
                                                       of ABN AMRO, N.A., a bank
                                                       holding company. Prior to
                                                       1992, Executive Vice
                                                       President of La Salle
                                                       National Bank.

R. Craig Kennedy (51)         Trustee      Trustee     Director and President of      86       Trustee/Director/Managing
11 DuPont Circle, N.W.                     since 2003  the German Marshall Fund                General Partner of funds
Washington, D.C. 20016                                 of the United States, an                in the Fund Complex.
                                                       independent U.S.
                                                       foundation created to
                                                       deepen understanding,
                                                       promote collaboration and
                                                       stimulate exchanges of
                                                       practical experience
                                                       between Americans and
                                                       Europeans. Formerly,
                                                       advisor to the Dennis
                                                       Trading Group Inc., a
                                                       managed futures and
                                                       option company that
                                                       invests money for
                                                       individuals and
                                                       institutions. Prior to
                                                       1992, President and Chief
                                                       Executive Officer,
                                                       Director and member of
                                                       the Investment Committee
                                                       of the Joyce Foundation,
                                                       a private foundation.

Howard J Kerr (68)            Trustee      Trustee     Prior to 1998, President       88       Trustee/Director/Managing
736 North Western Avenue                   since 1997  and Chief Executive                     General Partner of funds
P.O. Box 317                                           Officer of Pocklington                  in the Fund Complex.
Lake Forest, IL 60045                                  Corporation, Inc., an                   Director of the Lake
                                                       investment holding                      Forest Bank & Trust.
                                                       company. Director of the
                                                       Marrow Foundation.

                                                                                  NUMBER OF
                                            TERM OF                                FUNDS IN
                                           OFFICE AND                                FUND
                              POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS          HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE           TRUST       SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE

Jack E. Nelson (67)           Trustee      Trustee     President of Nelson            86       Trustee/Director/Managing
423 Country Club Drive                     since 2003  Investment Planning                     General Partner of funds
Winter Park, FL 32789                                  Services, Inc., a                       in the Fund Complex.
                                                       financial planning
                                                       company and registered
                                                       investment adviser in the
                                                       State of Florida.
                                                       President of Nelson Ivest
                                                       Brokerage Services Inc.,
                                                       a member of the NASD,
                                                       Securities Investors
                                                       Protection Corp. and the
                                                       Municipal Securities
                                                       Rulemaking Board.
                                                       President of Nelson Sales
                                                       and Services Corporation,
                                                       a marketing and services
                                                       company to support
                                                       affiliated companies.

Hugo F. Sonnenschein (63)     Trustee      Trustee     President Emeritus and         88       Trustee/Director/Managing
1126 E. 59th Street                        since 1997  Honorary Trustee of the                 General Partner of funds
Chicago, IL 60637                                      University of Chicago and               in the Fund Complex.
                                                       the Adam Smith                          Director of Winston
                                                       Distinguished Service                   Laboratories, Inc.
                                                       Professor in the
                                                       Department of Economics
                                                       at the University of
                                                       Chicago. Prior to July
                                                       2000, President of the
                                                       University of Chicago.
                                                       Trustee of the University
                                                       of Rochester and a member
                                                       of its investment
                                                       committee. Member of the
                                                       National Academy of
                                                       Sciences, the American
                                                       Philosophical Society and
                                                       a fellow of the American
                                                       Academy of Arts and
                                                       Sciences.

Suzanne H. Woolsey, P.H.D.    Trustee      Trustee     Currently with Paladin         86       Trustee/Director/Managing
(62)                                       since 2003  Capital Group-Paladin                   General Partner of funds
2001 Pennsylvania Avenue                               Homeland Security Fund                  in the Fund Complex.
Suite 400                                              since November 2003.                    Director of Neurogen
Washington, DC 20006                                   Previously, Chief                       Corporation, a
                                                       Communications Officer of               pharmaceutical company,
                                                       the National Academy of                 since January 1998.
                                                       Sciences/National
                                                       Research Council, an
                                                       independent, federally
                                                       chartered policy
                                                       institution, since 2001
                                                       and Chief Operating
                                                       Officer from 1993 to
                                                       2001. Director of the
                                                       Institute for Defense
                                                       Analyses, a federally
                                                       funded research and
                                                       development center,
                                                       Director of the German
                                                       Marshall Fund of the
                                                       United States, and
                                                       Trustee of Colorado
                                                       College. Prior to 1993,
                                                       Executive Director of the
                                                       Commission on Behavioral
                                                       and Social Sciences and
                                                       Education at the National
                                                       Academy of
                                                       Sciences/National
                                                       Research Council. From
                                                       1980 through 1989,
                                                       Partner of Coopers &
                                                       Lybrand.

INTERESTED TRUSTEES:*

                                                                                  NUMBER OF
                                            TERM OF                                FUNDS IN
                                           OFFICE AND                                FUND
                              POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS          HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INTERESTED TRUSTEE            TRUST       SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE
Mitchell M. Merin* (50)       Trustee,     Trustee     President and Chief            86       Trustee/Director/Managing
1221 Avenue of the Americas   President    since       Executive Officer of                    General Partner of funds
New York, NY 10020            and Chief    2003;       funds in the Fund                       in the Fund Complex.
                              Executive    President   Complex. Chairman,
                              Officer      and Chief   President, Chief
                                           Executive   Executive Officer and
                                           Officer     Director of the Adviser
                                           since 2002  and Van Kampen Advisors
                                                       Inc. since December 2002.
                                                       Chairman, President and
                                                       Chief Executive Officer
                                                       of Van Kampen Investments
                                                       since December 2002.
                                                       Director of Van Kampen
                                                       Investments since
                                                       December 1999. Chairman
                                                       and Director of Van
                                                       Kampen Funds Inc. since
                                                       December 2002. President,
                                                       Director and Chief
                                                       Operating Officer of
                                                       Morgan Stanley Investment
                                                       Management since December
                                                       1998. President and
                                                       Director since April 1997
                                                       and Chief Executive
                                                       Officer since June 1998
                                                       of Morgan Stanley
                                                       Investment Advisors Inc.
                                                       and Morgan Stanley
                                                       Services Company Inc.
                                                       Chairman, Chief Executive
                                                       Officer and Director of
                                                       Morgan Stanley
                                                       Distributors Inc. since
                                                       June 1998. Chairman since
                                                       June 1998, and Director
                                                       since January 1998 of
                                                       Morgan Stanley Trust.
                                                       Director of various
                                                       Morgan Stanley
                                                       subsidiaries. President
                                                       of the Morgan Stanley
                                                       Funds since May 1999.
                                                       Previously Chief
                                                       Executive Officer of Van
                                                       Kampen Funds Inc. from
                                                       December 2002 to July
                                                       2003, Chief Strategic
                                                       Officer of Morgan Stanley
                                                       Investment Advisors Inc.
                                                       and Morgan Stanley
                                                       Services Company Inc. and
                                                       Executive Vice President
                                                       of Morgan Stanley
                                                       Distributors Inc. from
                                                       April 1997 to June 1998.
                                                       Chief Executive Officer
                                                       from September 2002 to
                                                       April 2003 and Vice
                                                       President from May 1997
                                                       to April 1999 of the
                                                       Morgan Stanley Funds.

                                                                                  NUMBER OF
                                            TERM OF                                FUNDS IN
                                           OFFICE AND                                FUND
                              POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS          HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INTERESTED TRUSTEE            TRUST       SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE

Richard F. Powers, III* (57)  Trustee      Trustee     Advisory Director of           88       Trustee/Director/Managing
1 Parkview Plaza                           since 1999  Morgan Stanley. Prior to                General Partner of funds
P.O. Box 5555                                          December 2002, Chairman,                in the Fund Complex.
Oakbrook Terrace, IL 60181                             Director, President,
                                                       Chief Executive Officer
                                                       and Managing Director of
                                                       Van Kampen Investments
                                                       and its investment
                                                       advisory, distribution
                                                       and other subsidiaries.
                                                       Prior to December 2002,
                                                       President and Chief
                                                       Executive Officer of
                                                       funds in the Fund
                                                       Complex. Prior to May
                                                       1998, Executive Vice
                                                       President and Director of
                                                       Marketing at Morgan
                                                       Stanley and Director of
                                                       Dean Witter, Discover &
                                                       Co. and Dean Witter
                                                       Realty. Prior to 1996,
                                                       Director of Dean Witter
                                                       Reynolds Inc.

Wayne W. Whalen* (64)         Trustee      Trustee     Partner in the law firm        88       Trustee/Director/Managing
333 West Wacker Drive                      since 1997  of Skadden, Arps, Slate,                General Partner of funds
Chicago, IL 60606                                      Meagher & Flom LLP, legal               in the Fund Complex.
                                                       counsel to funds in the
                                                       Fund Complex.

* Such trustee is an "interested person" (within the meaning of Section 2(a)(19) of the 1940 Act). Mr. Whalen is an interested person of certain funds in the Fund Complex by reason of his firm currently acting as legal counsel to such funds in the Fund Complex. Messrs. Merin and Powers are interested persons of funds in the Fund Complex and the Adviser by reason of their current or former positions with Morgan Stanley or its affiliates.

OFFICERS:

                                                        TERM OF
                                                       OFFICE AND
                                    POSITION(S)        LENGTH OF
NAME, AGE AND                        HELD WITH            TIME     PRINCIPAL OCCUPATION(S)
ADDRESS OF OFFICER                     TRUST             SERVED    DURING PAST 5 YEARS
Stephen L. Boyd (63)          Vice President           Officer     Managing Director of Global Research Investment Management.
2800 Post Oak Blvd.                                    since 1998  Vice President of funds in the Fund Complex. Prior to
45th Floor                                                         December 2002, Chief Investment Officer of Van Kampen
Houston, TX 77056                                                  Investments and President and Chief Operations Officer of
                                                                   the Adviser and Van Kampen Advisors Inc. Prior to May 2002,
                                                                   Executive Vice President and Chief Investment Officer of
                                                                   funds in the Fund Complex. Prior to May 2001, Managing
                                                                   Director and Chief Investment Officer of Van Kampen
                                                                   Investments, and Managing Director and President of the
                                                                   Adviser and Van Kampen Advisors Inc. Prior to December 2000,
                                                                   Executive Vice President and Chief Investment Officer of Van
                                                                   Kampen Investments, and President and Chief Operating
                                                                   Officer of the Adviser. Prior to April 2000, Executive Vice
                                                                   President and Chief Investment Officer for Equity
                                                                   Investments of the Adviser. Prior to October 1998, Vice
                                                                   President and Senior Portfolio Manager with AIM Capital
                                                                   Management, Inc. Prior to February 1998, Senior Vice
                                                                   President and Portfolio Manager of Van Kampen American
                                                                   Capital Asset Management, Inc., Van Kampen American Capital
                                                                   Investment Advisory Corp. and Van Kampen American Capital
                                                                   Management, Inc.

Stefanie V. Chang (37)        Vice President           Officer     Executive Director of Morgan Stanley Investment Management.
1221 Avenue of the Americas                            since 2003  Vice President of funds in the Fund Complex.
New York, NY 10020

Joseph J. McAlinden (61)      Executive Vice           Officer     Managing Director and Chief Investment Officer of Morgan
1221 Avenue of the Americas   President and Chief      since 2002  Stanley Investment Advisors Inc., Morgan Stanley Investment
New York, NY 10020            Investment Officer                   Management Inc. and Morgan Stanley Investments LP and
                                                                   Director of Morgan Stanley Trust for over 5 years. Executive
                                                                   Vice President and Chief Investment Officer of funds in the
                                                                   Fund Complex. Managing Director and Chief Investment Officer
                                                                   of Van Kampen Investments, the Adviser and Van Kampen
                                                                   Advisors Inc. since December 2002.

                                                        TERM OF
                                                       OFFICE AND
                                    POSITION(S)        LENGTH OF
NAME, AGE AND                        HELD WITH            TIME     PRINCIPAL OCCUPATION(S)
ADDRESS OF OFFICER                     TRUST             SERVED    DURING PAST 5 YEARS

John R. Reynoldson (50)       Vice President           Officer     Executive Director and Portfolio Specialist of the Adviser
1 Parkview Plaza                                       since 2000  and Van Kampen Advisors Inc. Vice President of funds in the
P.O. Box 5555                                                      Fund Complex. Prior to July 2001, Principal and Co-head of
Oakbrook Terrace, IL 60181                                         the Fixed Income Department of the Adviser and Van Kampen
                                                                   Advisors Inc. Prior to December 2000, Senior Vice President
                                                                   of the Adviser and Van Kampen Advisors Inc. Prior to May
                                                                   2000, Senior Vice President of the investment grade taxable group for the Adviser. Prior to June 1999, Senior Vice
                                                                   President of the government securities bond group for Asset
                                                                   Management.

Ronald E. Robison (65)        Executive Vice           Officer     Chief Executive Officer and Chairman of Investor Services.
1221 Avenue of the Americas   President and            since 2003  Executive Vice President and Principal Executive Officer of
New York, NY 10020            Principal Executive                  funds in the Fund Complex. Chief Global Operations Officer
                              Officer                              and Managing Director of Morgan Stanley Investment
                                                                   Management Inc. Managing Director of Morgan Stanley.
                                                                   Managing Director and Director of Morgan Stanley Investment
                                                                   Advisors Inc. and Morgan Stanley Services Company Inc. Chief
                                                                   Executive Officer and Director of Morgan Stanley Trust. Vice
                                                                   President of the Morgan Stanley Funds.

A. Thomas Smith III (47)      Vice President and       Officer     Managing Director of Morgan Stanley, Managing Director and
1221 Avenue of the Americas   Secretary                since 1999  Director of Van Kampen Investments, Director of the Adviser,
New York, NY 10020                                                 Van Kampen Advisors Inc., the Distributor, Investor Services
                                                                   and certain other subsidiaries of Van Kampen Investments.
                                                                   Managing Director and General Counsel-Mutual Funds of Morgan
                                                                   Stanley Investment Advisors, Inc. Vice President and
                                                                   Secretary of funds in the Fund Complex. Prior to July 2001,
                                                                   Managing Director, General Counsel, Secretary and Director
                                                                   of Van Kampen Investments, the Adviser, the Distributor,
                                                                   Investor Services, and certain other subsidiaries of Van
                                                                   Kampen Investments. Prior to December 2000, Executive Vice
                                                                   President, General Counsel, Secretary and Director of Van
                                                                   Kampen Investments, the Adviser, Van Kampen Advisors Inc.,
                                                                   the Distributor, Investor Services and certain other
                                                                   subsidiaries of Van Kampen Investments. Prior to January
                                                                   1999, Vice President and Associate General Counsel to New
                                                                   York Life Insurance Company ("New York Life"), and prior to
                                                                   March 1997, Associate General Counsel of New York Life.
                                                                   Prior to December 1993, Assistant General Counsel of The
                                                                   Dreyfus Corporation. Prior to August 1991, Senior Associate,
                                                                   Willkie Farr & Gallagher. Prior to January 1989, Staff
                                                                   Attorney at the Securities and Exchange Commission, Division
                                                                   of Investment Management, Office of Chief Counsel.

                                                        TERM OF
                                                       OFFICE AND
                                    POSITION(S)        LENGTH OF
NAME, AGE AND                        HELD WITH            TIME     PRINCIPAL OCCUPATION(S)
ADDRESS OF OFFICER                     TRUST             SERVED    DURING PAST 5 YEARS

John L. Sullivan (48)         Vice President, Chief    Officer     Director and Managing Director of Van Kampen Investments,
1 Parkview Plaza              Financial Officer and    since 1996  the Adviser, Van Kampen Advisors Inc. and certain other
P.O. Box 5555                 Treasurer                            subsidiaries of Van Kampen Investments. Vice President,
Oakbrook Terrace, IL 60181                                         Chief Financial Officer and Treasurer of funds in the Fund
                                                                   Complex. Head of Fund Accounting for Morgan Stanley
                                                                   Investment Management. Prior to December 2002, Executive
                                                                   Director of Van Kampen Investments, the Adviser and Van
                                                                   Kampen Advisors Inc.

Van Kampen
Privacy Notice


The Van Kampen companies and investment products* respect your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain nonpublic personal information about you. This is information we collect from you on applications or other forms, and from the transactions you conduct with us, our affiliates, or third parties. We may also collect information you provide when using our Web site, and text files (also known as "cookies") may be placed on your computer to help us to recognize you and to facilitate transactions you initiate. We do not disclose any nonpublic personal information about you or any of our former customers to anyone, except as permitted by law. For instance, so that we may continue to offer you Van Kampen investment products and services that meet your investing needs, and to effect transactions that you request or authorize, we may disclose the information we collect to companies that perform services on our behalf, such as printers and mailers that assist us in the distribution of investor materials. These companies will use this information only for the services for which we hired them, and are not permitted to use or share this information for any other purpose. To protect your nonpublic personal information internally, we permit access to it only by authorized employees, and maintain physical, electronic and procedural safeguards to guard your nonpublic personal information.

* Includes Van Kampen Investments Inc., Van Kampen Asset Management, Van Kampen Advisors Inc., Van Kampen Funds Inc., Van Kampen Investor Services Inc., Van Kampen System Inc. and Van Kampen Exchange Corp., as well as the many Van Kampen mutual funds and Van Kampen unit investment trusts.

                                                 Van Kampen Funds Inc.
                                                 1 Parkview Plaza, P.O. Box 5555
                                                 Oakbrook Terrace, IL 60181-5555
                                                 www.vankampen.com

                                     (VAN KAMPEN INVESTMENTS LOGO)

                                                 Copyright (C)2004 Van Kampen
                                                 Funds Inc. All rights reserved.
                                                 Member NASD/SIPC. 920, 957, 107
                                                 VIN ANR 2/04 13616B04-AS-2/04

Item 2.  Code of Ethics.

(a) The Trust has adopted a code of ethics (the "Code of Ethics") that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Trust or a third party.

(b)      No information need be disclosed pursuant to this paragraph.

(c) The Trust has not amended its Code of Ethics during the period covered by the shareholder report presented in Item 1 hereto.

(d) The Trust has not granted a waiver or an implicit waiver from a provision of its Code of Ethics.

(e)      Not applicable.

(f)
         (1)      The Trust's Code of Ethics is attached hereto as Exhibit A.
         (2)      Not applicable.
         (3)      Not applicable.

Item 3.  Audit Committee Financial Expert.

The Trust's Board of Trustees has determined that it has three "audit committee financial experts" serving on its audit committee, each of whom are "independent" Trustees: J. Miles Branagan, Jerry Choate and R. Craig Kennedy. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an "expert" for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification.

Item 4.  Principal Accountant Fees and Services.

(a)(b)(c)(d) and (g).  Based on fees billed for the periods shown:

2003
                                                   REGISTRANT      COVERED ENTITIES(1)
  AUDIT FEES ...............................        $ 21,730                 N/A

  NON-AUDIT FEES
  AUDIT-RELATED FEES ........................       $      0            $230,000 (2)
  TAX FEES ..................................       $  1,500(3)         $      0 (4)
  ALL OTHER FEES ............................       $      0            $      0
  TOTAL NON-AUDIT FEES ......................       $  1,500            $230,000

  TOTAL .....................................       $ 23,230            $230,000


2002
                                                     REGISTRANT    COVERED ENTITIES(1)
  AUDIT FEES ................................         $21,500                N/A

  NON-AUDIT FEES
  AUDIT-RELATED FEES ........................         $     0            $95,000 (2)
  TAX FEES ..................................         $ 1,500(3)         $     0 (4)
  ALL OTHER FEES ............................         $     0            $     0
  TOTAL NON-AUDIT FEES ......................         $ 1,500            $95,000

  TOTAL .....................................         $23,000            $95,000

              N/A- Not applicable, as not required by Item 4.

              (1) Covered Entities include the Adviser (excluding sub-advisors)
                  and any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Registrant.

              (2) Audit-Related Fees represent assurance and related services provided that are reasonably related to the performance of the audit of Covered Entities' financial statements.

              (3) Tax Fees represent tax compliance services provided in connection with the review of the Registrant's tax returns.

              (4) Tax Fees represent tax compliance services provided in connection with the review of Covered Entities' tax returns.

(e)(1) The audit committee's pre-approval policies and procedures are as follows:

                              JOINT AUDIT COMMITTEE
                          AUDIT AND NON-AUDIT SERVICES
                       PRE-APPROVAL POLICY AND PROCEDURES
                                     OF THE
                                VAN KAMPEN FUNDS

                           AS ADOPTED JULY 23, 2003(1)


1.       STATEMENT OF PRINCIPLES

         The Audit Committee of the Board is required to review and, in its sole discretion, pre-approve all Covered Services to be provided by the Independent Auditors to the Fund and Covered Entities in order to assure that services performed by the Independent Auditors do not impair the auditor's independence from the Fund.(2)

         The SEC has issued rules specifying the types of services that an independent auditor may not provide to its audit client, as well as the audit committee's administration of the engagement of the independent auditor. The SEC's rules establish two different approaches to pre-approving services, which the SEC considers to be equally valid. Proposed services either: may be pre-approved without consideration of specific case-by-case services by the Audit Committee ("general pre-approval"); or require the specific pre-approval of the Audit Committee ("specific pre-approval"). The Audit Committee believes that the combination of these two approaches in this Policy will result in an effective and efficient procedure to pre-approve services performed by the Independent Auditors. As set forth in this Policy, unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee (or by any member of the Audit Committee to which pre-approval authority has been delegated) if it is to be provided by the Independent Auditors. Any proposed services exceeding pre-approved cost levels or budgeted amounts will also require specific pre-approval by the Audit Committee.

         For both types of pre-approval, the Audit Committee will consider whether such services are consistent with the SEC's rules on auditor independence. The Audit Committee will also consider whether the Independent Auditors are best positioned to provide the most effective and efficient services, for reasons such as its familiarity with the Fund's business, people, culture, accounting systems, risk profile and other factors, and whether the service might enhance the Fund's ability to manage or control risk or improve audit quality. All such factors will be considered as a whole, and no one factor should necessarily be determinative.

         The Audit Committee is also mindful of the relationship between fees for audit and non-audit services in deciding whether to pre-approve any such services and may determine for each fiscal year, the appropriate ratio between the total amount of fees for Audit, Audit-related and Tax services for the Fund (including any Audit-related or Tax service fees for Covered Entities that were subject to pre-approval), and the total amount of fees for certain permissible non-audit services classified as All Other services for the Fund (including any such services for Covered Entities subject to pre-approval).

         The appendices to this Policy describe the Audit, Audit-related, Tax and All Other services that have the general pre-approval of the Audit Committee. The term of any general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee considers and provides a different period and states otherwise. The Audit Committee will annually review and pre-approve the services that may be provided by the Independent Auditors without obtaining specific pre-approval from the Audit Committee.

-------------------------
(1) This Joint Audit Committee Audit and Non-Audit Services Pre-Approval Policy and Procedures (the "Policy"), adopted as of the date above, supercedes and replaces all prior versions that may have been adopted from time to time.
(2) Terms used in this Policy and not otherwise defined herein shall have the meanings as defined in the Joint Audit Committee Charter.

The Audit Committee will add to or subtract from the list of general pre-approved services from time to time, based on subsequent determinations.

         The purpose of this Policy is to set forth the policy and procedures by which the Audit Committee intends to fulfill its responsibilities. It does not delegate the Audit Committee's responsibilities to pre-approve services performed by the Independent Auditors to management.

         The Fund's Independent Auditors have reviewed this Policy and believes that implementation of the Policy will not adversely affect the Independent Auditors' independence.


2.       DELEGATION

         As provided in the Act and the SEC's rules, the Audit Committee may delegate either type of pre-approval authority to one or more of its members. The member to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next scheduled meeting.


3.       AUDIT SERVICES

         The annual Audit services engagement terms and fees are subject to the specific pre-approval of the Audit Committee. Audit services include the annual financial statement audit and other procedures required to be performed by the Independent Auditors to be able to form an opinion on the Fund's financial statements. These other procedures include information systems and procedural reviews and testing performed in order to understand and place reliance on the systems of internal control, and consultations relating to the audit. The Audit Committee will monitor the Audit services engagement as necessary, but no less than on a quarterly basis, and will also approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, Fund structure or other items.

         In addition to the annual Audit services engagement approved by the Audit Committee, the Audit Committee may grant general pre-approval to other Audit services, which are those services that only the Independent Auditors reasonably can provide. Other Audit services may include statutory audits and services associated with SEC registration statements (on Forms N-1A, N-2, N-3, N-4, etc.), periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings.

         The Audit Committee has pre-approved the following Audit services. All other Audit services not listed below must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated):
         -        Statutory audits or financial audits for the Fund
         - Services associated with SEC registration statements (including new funds), periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings (e.g., comfort letters for closed-end fund offerings, consents), and assistance in responding to SEC comment letters
         - Consultations by the Fund's management as to the accounting or disclosure treatment of transactions or events and/or the actual or potential impact of final or proposed rules, standards or interpretations by the SEC, FASB, or other regulatory or standard setting bodies (Note: Under SEC rules, some consultations may be "audit related" services rather than "audit" services)


4.       AUDIT-RELATED SERVICES

         Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Fund's financial statements or, to the extent they are Covered Services, the Covered Entities' financial statements, or that are traditionally performed by the Independent Auditors. Because the Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor and is consistent with the SEC's rules on auditor independence, the Audit Committee may grant general pre-approval to Audit-related services. Audit-related services include, among others, accounting consultations related to accounting, financial reporting or disclosure matters not classified as "Audit services"; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed-upon or expanded audit procedures related to accounting and/or billing records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal control reporting requirements under Forms N-SAR and/or N-CSR.

         The Audit Committee has pre-approved the following Audit-related services. All other Audit-related services not listed below must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated):
         - Attest procedures not required by statute or regulation (including agreed upon procedures related to the Closed-End Fund asset coverage tests required by the rating agencies and/or lenders)
         -        Due diligence services pertaining to potential fund mergers
         - Issuance of SAS-70 reports on internal controls of Morgan Stanley Trust Co. and MSIM Trade Operations
         - Consultations by the Fund's management as to the accounting or disclosure treatment of transactions or events and/or the actual or potential impact of final or proposed rules, standards or interpretations by the SEC, FASB, or other regulatory or standard-setting bodies (Note: Under SEC rules, some consultations may be "audit" services rather than "audit-related" services)
         - Information systems reviews not performed in connection with the audit (e.g., application data center and technical reviews)
         - General assistance with implementation of the requirements of SEC rules or listing standards promulgated pursuant to the Sarbanes-Oxley Act
         - Audit of record keeping services performed by Morgan Stanley Trust Fund related to the New Jersey State Retirement Plan


5.       TAX SERVICES

         The Audit Committee believes that the Independent Auditors can provide Tax services to the Fund and, to the extent they are Covered Services, the Covered Entities, such as tax compliance, tax planning and tax advice without impairing the auditor's independence, and the SEC has stated that the Independent Auditors may provide such services. Hence, the Audit Committee believes it may grant general pre-approval to those Tax services that have historically been provided by the Independent Auditors, that the Audit Committee has reviewed and believes would not impair the independence of the Independent Auditors, and that are consistent with the SEC's rules on auditor independence. The Audit Committee will not permit the retention of the Independent Auditors in connection with a transaction initially recommended by the Independent Auditors, the sole business purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee will consult with Director of Tax or outside counsel to determine that the tax planning and reporting positions are consistent with this policy.

         Pursuant to the preceding paragraph, the Audit Committee has pre-approved the following Tax Services. All Tax services involving large and complex transactions not listed below must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated), including tax services proposed to be provided by the Independent Auditors to any executive officer or trustee/director/managing general partner of the Fund, in his or her individual capacity, where such services are paid for by the Fund (generally applicable only to internally managed investment companies):
         -        U.S. federal, state and local tax planning and advice
         -        U.S. federal, state and local tax compliance
         -        International tax planning and advice
         -        International tax compliance
         - Review of federal, state, local and international income, franchise, and other tax returns
         -        Identification of Passive Foreign Investment Companies
         - Review of closed-end funds pro rata allocation of taxable income and capital gains to common and preferred shares.
         -        Domestic and foreign tax planning, compliance, and advice
         - Assistance with tax audits and appeals before the IRS and similar state, local and foreign agencies
         - Tax advice and assistance regarding statutory, regulatory or administrative developments (e.g., excise tax reviews, evaluation of Fund's tax compliance function)
         - Review the calculations of taxable income from corporate actions including reorganizations related to bankruptcy filings and provide guidance related to the foregoing


6.       ALL OTHER SERVICES

         The Audit Committee believes, based on the SEC's rules prohibiting the Independent Auditors from providing specific non-audit services, that other types of non-audit services are permitted. Accordingly, the Audit Committee believes it may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, would not impair the independence of the auditor and are consistent with the SEC's rules on auditor independence.

         The Audit Committee has pre-approved the following All Other services. Permissible All Other services not listed below must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated):
         - Risk management advisory services, e.g., assessment and testing of security infrastructure controls

         The following is a list of the SEC's prohibited non-audit services. The SEC's rules and relevant guidance should be consulted to determine the precise definitions of these services and the applicability of exceptions to certain of the prohibitions:
         - Bookkeeping or other services related to the accounting records or financial statements of the audit client
         -        Financial information systems design and implementation
         - Appraisal or valuation services, fairness opinions or contribution-in-kind reports
         -        Actuarial services
         -        Internal audit outsourcing services
         -        Management functions
         -        Human resources
         - Broker-dealer, investment adviser or investment banking services
         -        Legal services
         -        Expert services unrelated to the audit


7.       PRE-APPROVAL FEE LEVELS OR BUDGETED AMOUNTS

         Pre-approval fee levels or budgeted amounts for all services to be provided by the Independent Auditors will be established annually by the Audit Committee. Any proposed services exceeding these levels or amounts will require specific pre-approval by the Audit Committee. The Audit Committee is mindful of the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services. For each fiscal year, the Audit Committee may determine the appropriate ratio between the total amount of fees for Audit, Audit-related, and Tax services for the Fund (including any Audit-related or Tax services fees for Covered Entities subject to pre-approval), and the total amount of fees for certain permissible non-audit services classified as All Other services for the Fund (including any such services for Covered Entities subject to pre-approval).


8.       PROCEDURES

         All requests or applications for services to be provided by the Independent Auditors that do not require specific approval by the Audit Committee will be submitted to the Fund's Chief Financial Officer and must include a detailed description of the services to be rendered. The Fund's Chief Financial Officer will determine whether such services are included within the list of services that have received the general pre-approval of the Audit Committee. The Audit Committee will be informed on a timely basis of any such services rendered by the Independent Auditors. Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the Independent Auditors and the Fund's Chief Financial Officer, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC's rules on auditor independence.

         The Audit Committee has designated the Fund's Chief Financial Officer to monitor the performance of all services provided by the Independent Auditors and to determine whether such services are in compliance with this Policy. The Fund's Chief Financial Officer will report to the Audit Committee on a periodic basis on the results of its monitoring. Both the Fund's Chief Financial Officer and management will immediately report to the chairman of the Audit Committee any breach of this Policy that comes to the attention of the Fund's Chief Financial Officer or any member of management.


9.       ADDITIONAL REQUIREMENTS

         The Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the Independent Auditors and to assure the auditor's independence from the Fund, such as reviewing a formal written statement from the Independent Auditors delineating all relationships between the Independent Auditors and the Fund, consistent with Independence Standards Board No. 1, and discussing with the Independent Auditors its methods and procedures for ensuring independence.


10.      COVERED ENTITIES

         Covered Entities include the Fund's investment adviser(s) and any entity controlling, controlled by or under common control with the Fund's investment adviser(s) that provides ongoing services to the Fund(s). Beginning with non-audit service contracts entered into on or after May 6, 2003, the Fund's audit committee must pre-approve non-audit services provided not only to the Fund but also to the Covered Entities if the engagements relate directly to the operations and financial reporting of the Fund. This list of Covered Entities would include:
         -        Van Kampen Investments, Inc.
         -        Van Kampen Investment Advisory Corporation
         -        Van Kampen Asset Management Inc.
         -        Van Kampen Advisors Inc.
         -        Van Kampen Funds Inc.
         -        Van Kampen Trust Company
         -        Van Kampen Investor Services Inc.
         -        Van Kampen Management Inc.
         -        Morgan Stanley Investment Management Inc.
         -        Morgan Stanley Investments LP
         -        Morgan Stanley Trust Company


(e)(2) Beginning with non-audit service contracts entered into on or after May 6, 2003, the audit committee also is required to pre-approve services to Covered Entities to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Registrant. 100% of such services were pre-approved by the audit committee pursuant to the Audit Committee's pre-approval policies and procedures (attached hereto).

(f)      Not applicable.

(g)      See table above.

(h) The audit committee of the Board of Trustees has considered whether the provision of services other than audit services performed by the auditors to the Registrant and Covered Entities is compatible with maintaining the auditors' independence in performing audit services.

Item 5.  Audit Committee of Listed Registrants.

Not applicable.

Item 6.  [Reserved.]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

The Trust's and its investment advisor's Proxy Voting Policies and Procedures are as follows:

I.       POLICY STATEMENT

Introduction - Morgan Stanley Investment Management's ("MSIM") policies and procedures for voting proxies with respect to securities held in the accounts of clients applies to those MSIM entities that provide discretionary Investment Management services and for which a MSIM entity has the authority to vote their proxies. The policies and procedures and general guidelines in this section will be reviewed and, as necessary, updated periodically to address new or revised proxy voting issues. The MSIM entities covered by these policies and procedures currently include the following: Morgan Stanley Investment Advisors Inc., Morgan Stanley Alternative Investment Partners, L.P., Morgan Stanley AIP GP LP, Morgan Stanley Investment Management Inc., Morgan Stanley Investment Group Inc., Morgan Stanley Investment Management Limited, Morgan Stanley Investment Management Company, Morgan Stanley Asset & Investment Trust Management Co., Limited, Morgan Stanley Investment Management Private Limited, Morgan Stanley Investments LP, Morgan Stanley Hedge Fund Partners GP LP, Morgan Stanley Hedge Fund Partners LP, Van Kampen Investment Advisory Corp., Van Kampen Asset Management Inc., and Van Kampen Advisors Inc. (each a "MSIM Affiliate" and collectively referred to as the "MSIM Affiliates").

Each MSIM Affiliate will vote proxies as part of its authority to manage, acquire and dispose of account assets. With respect to the MSIM registered management investment companies (Van Kampen, Institutional and Advisor Funds)(collectively referred to as the "MSIM Funds"), each MSIM Fund will vote proxies pursuant to authority granted under its applicable investment advisory agreement or, in the absence of such authority, as authorized by its Board of Directors or Trustees. A MSIM Affiliate will not vote proxies if the "named fiduciary" for an ERISA account has reserved the authority for itself, or in the case of an account not governed by ERISA, the Investment Management Agreement does not authorize the MSIM Affiliate to vote proxies. MSIM Affiliates will, in a prudent and diligent manner, vote proxies in the best interests of clients, including beneficiaries of and participants in a client's benefit plan(s) for which we manage assets, consistent with the objective of maximizing long-term investment returns ("Client Proxy Standard"). In certain situations, a client or its fiduciary may provide a MSIM Affiliate with a statement of proxy voting policy. In these situations, the MSIM Affiliate will comply with the client's policy unless to do so would be inconsistent with applicable laws or regulations or the MSIM Affiliate's fiduciary responsibility.

Proxy Research Services - To assist the MSIM Affiliates in their responsibility for voting proxies and the overall global proxy voting process, Institutional Shareholder Services ("ISS") and the Investor Responsibility Research Center ("IRRC") have been retained as experts in the proxy voting and corporate governance area. ISS and IRRC are independent advisers that specialize in providing a variety of fiduciary-level proxy-related services to institutional investment managers, plan sponsors, custodians, consultants, and other institutional investors. The services provided to MSIM Affiliates include in-depth research, global issuer analysis, and voting recommendations. In addition to research, ISS provides vote execution, reporting, and recordkeeping. MSIM's Proxy Review Committee (see Section IV.A. below) will carefully monitor and supervise the services provided by the proxy research services.

Voting Proxies for certain Non-US Companies - While the proxy voting process is well established in the United States and other developed markets with a number of tools and services available to assist an investment manager, voting proxies of non-US companies located in certain jurisdictions, particularly emerging markets, may involve a number of problems that may restrict or prevent a MSIM Affiliate's ability to vote such proxies. These problems include, but are not limited to: (i) proxy statements and ballots being written in a language other than English; (ii) untimely and/or inadequate notice of shareholder meetings;
(iii) restrictions on the ability of holders outside the issuer's jurisdiction of organization to exercise votes; (iv) requirements to vote proxies in person,
(v) the imposition of restrictions on the sale of the securities for a period of time in proximity to the shareholder meeting; and (vi) requirements to provide local agents with power of attorney to facilitate the MSIM Affiliate's voting instructions. As a result, clients' non-U.S. proxies will be voted on a best efforts basis only, consistent with the Client Proxy Standard. ISS has been retained to provide assistance to the MSIM Affiliates in connection with voting their clients' non-US proxies.

II.      GENERAL PROXY VOTING GUIDELINES

To ensure consistency in voting proxies on behalf of its clients, MSIM Affiliates will follow (subject to any exception set forth herein) these Proxy Voting Policies and Procedures, including the guidelines set forth below. These guidelines address a broad range of issues, including board size and composition, executive compensation, anti-takeover proposals, capital structure proposals and social responsibility issues and are meant to be general voting parameters on issues that arise most frequently. The MSIM Affiliates, however, may vote in a manner that is contrary to the following general guidelines, pursuant to the procedures set forth in Section IV. below, provided the vote is consistent with the Client Proxy Standard.

III.     GUIDELINES

A.       MANAGEMENT PROPOSALS

         1. When voting on routine ballot items the following proposals are generally voted in support of management, subject to the review and approval of the Proxy Review Committee, as appropriate.

               o  Selection or ratification of auditors.

               o Approval of financial statements, director and auditor reports.

               o  Election of Directors.

               o Limiting Directors' liability and broadening indemnification of Directors.

               o Requirement that a certain percentage (up to 66 2/3%) of its Board's members be comprised of independent and unaffiliated Directors.

               o Requirement that members of the company's compensation, nominating and audit committees be comprised of independent or unaffiliated Directors.

               o Recommendations to set retirement ages or require specific levels of stock ownership by Directors.

               o  General updating/corrective amendments to the charter.

               o  Elimination of cumulative voting.

               o  Elimination of preemptive rights.

               o Provisions for confidential voting and independent tabulation of voting results.

               o Proposals related to the conduct of the annual meeting except those proposals that relate to the "transaction of such other business which may come before the meeting."

         2. The following non-routine proposals, which potentially may have a substantive financial or best interest impact on a shareholder, are generally voted in support of management, subject to the review and approval of the Proxy Review Committee, as appropriate.

               Capitalization changes

               o Capitalization changes that eliminate other classes of stock and voting rights.

               o Proposals to increase the authorization of existing classes of common stock (or securities convertible into common stock) if:
                  (i) a clear and legitimate business purpose is stated; (ii) the number of shares requested is reasonable in relation to the purpose for which authorization is requested; and (iii) the authorization does not exceed 100% of shares currently authorized and at least 30% of the new authorization will be outstanding.

               o Proposals to create a new class of preferred stock or for issuances of preferred stock up to 50% of issued capital.

               o  Proposals for share repurchase plans.

               o Proposals to reduce the number of authorized shares of common or preferred stock, or to eliminate classes of preferred stock.

               o  Proposals to effect stock splits.

               o Proposals to effect reverse stock splits if management proportionately reduces the authorized share amount set forth in the corporate charter. Reverse stock splits that do not adjust proportionately to the authorized share amount will generally be approved if the resulting increase in authorized shares coincides with the proxy guidelines set forth above for common stock increases.

               Compensation

               o Director fees, provided the amounts are not excessive relative to other companies in the country or industry.

               o Employee stock purchase plans that permit discounts up to 15%, but only for grants that are part of a broad based employee plan, including all non-executive employees.

               o Establishment of Employee Stock Option Plans and other employee ownership plans.

               Anti-Takeover Matters

               o Modify or rescind existing supermajority vote requirements to amend the charters or bylaws.

               o Adoption of anti-greenmail provisions provided that the proposal: (i) defines greenmail; (ii) prohibits buyback offers to large block holders not made to all shareholders or not approved by disinterested shareholders; and (iii) contains no anti-takeover measures or other provisions restricting the rights of shareholders.

         3. The following non-routine proposals, which potentially may have a substantive financial or best interest impact on the shareholder, are generally voted against (notwithstanding management support), subject to the review and approval of the Proxy Review Committee, as appropriate.

               o Capitalization changes that add classes of stock which substantially dilute the voting interests of existing shareholders.

               o Proposals to increase the authorized number of shares of existing classes of stock that carry preemptive rights or supervoting rights.

               o  Creation of "blank check" preferred stock.

               o  Changes in capitalization by 100% or more.

               o Compensation proposals that allow for discounted stock options that have not been offered to employees in general.

               o Amendments to bylaws that would require a supermajority shareholder vote to pass or repeal certain provisions.

               o  Proposals to indemnify auditors.

         4. The following types of non-routine proposals, which potentially may have a potential financial or best interest impact on an issuer, are voted as determined by the Proxy Review Committee.

               Corporate Transactions

               o Mergers, acquisitions and other special corporate transactions (i.e., takeovers, spin-offs, sales of assets, reorganizations, restructurings and recapitalizations) will be examined on a case-by-case basis. In all cases, ISS and IRRC research and analysis will be used along with MSIM Affiliates' research and analysis, based on, among other things, MSIM internal company-specific knowledge.

               o Change-in-control provisions in non-salary compensation plans, employment contracts, and severance agreements that benefit management and would be costly to shareholders if triggered.

               o Shareholders rights plans that allow appropriate offers to shareholders to be blocked by the board or trigger provisions that prevent legitimate offers from proceeding.

               o Executive/Director stock option plans. Generally, stock option plans should meet the following criteria:

                  (i)    Whether the stock option plan is incentive based;

                  (ii) For mature companies, should be no more than 5% of the issued capital at the time of approval;

                  (iii) For growth companies, should be no more than 10% of the issued capital at the time of approval.

               Anti-Takeover Provisions

               o  Proposals requiring shareholder ratification of poison pills.

               o Anti-takeover and related provisions that serve to prevent the majority of shareholders from exercising their rights or effectively deter the appropriate tender offers and other offers.

B.       SHAREHOLDER PROPOSALS

         1. The following shareholder proposals are generally supported, subject to the review and approval of the Proxy Review Committee, as appropriate:

               o Requiring auditors to attend the annual meeting of shareholders.

               o Requirement that members of the company's compensation, nominating and audit committees be comprised of independent or unaffiliated Directors.

               o Requirement that a certain percentage of its Board's members be comprised of independent and unaffiliated Directors.

               o  Confidential voting.

               o  Reduction or elimination of supermajority vote requirements.

         2. The following shareholder proposals will be voted as determined by the Proxy Review Committee.

               o  Proposals that limit tenure of directors.

               o  Proposals to limit golden parachutes.

               o Proposals requiring directors to own large amounts of stock to be eligible for election.

               o  Restoring cumulative voting in the election of directors.

               o Proposals that request or require disclosure of executive compensation in addition to the disclosure required by the Securities and Exchange Commission ("SEC") regulations.

               o Proposals that limit retirement benefits or executive compensation.

               o Requiring shareholder approval for bylaw or charter amendments.

               o Requiring shareholder approval for shareholder rights plan or poison pill.

               o  Requiring shareholder approval of golden parachutes.

               o  Elimination of certain anti-takeover related provisions.

               o  Prohibit payment of greenmail.

         3. The following shareholder proposals are generally not supported, subject to the review and approval of the Committee, as appropriate.

               o Requirements that the issuer prepare reports that are costly to provide or that would require duplicative efforts or expenditures that are of a non-business nature or would provide no pertinent information from the perspective of institutional shareholders.

               o Restrictions related to social, political or special interest issues that impact the ability of the company to do business or be competitive and that have a significant financial or best interest impact to the shareholders.

               o Proposals that require inappropriate endorsements or corporate actions.

IV.      ADMINISTRATION OF PROXY POLICIES AND PROCEDURES

A.       PROXY REVIEW COMMITTEE

         1. The MSIM Proxy Review Committee ("Committee") is responsible for creating and implementing MSIM's Proxy Voting Policy and Procedures and, in this regard, has expressly adopted them. Following are some of the functions and responsibilities of the Committee.

               (a) The Committee, which will consist of members designated by MSIM's Chief Investment Officer, is responsible for establishing MSIM's proxy voting policies and guidelines and determining how MSIM will vote proxies on an ongoing basis.

               (b) The Committee will periodically review and have the authority to amend as necessary MSIM's proxy voting policies and guidelines (as expressed in these Proxy Voting Policy and Procedures) and establish and direct voting positions consistent with the Client Proxy Standard.

               (c) The Committee will meet at least monthly to (among other matters): (1) address any outstanding issues relating to MSIM's Proxy Voting Policy and Procedures; and (2) generally review proposals at upcoming shareholder meetings of MSIM portfolio companies in accordance with this Policy and Procedures including, as appropriate, the voting results of prior shareholder meetings of the same issuer where a similar proposal was presented to shareholders. The Committee, or its designee, will timely communicate to ISS MSIM's Proxy Voting Policy and Procedures (and any amendments to them and/or any additional guidelines or procedures it may adopt).

               (d) The Committee will meet on an ad hoc basis to (among other matters): (1) authorize "split voting" (i.e., allowing certain shares of the same issuer that are the subject of the same proxy solicitation and held by one or more MSIM portfolios to be voted differently than other shares) and/or "override voting" (i.e., voting all MSIM portfolio shares in a manner contrary to the Procedures); (2) review and approve upcoming votes, as appropriate, for matters for which specific direction has been provided in Sections I, II, and III above; and (3) determine how to vote matters for which specific direction has not been provided in Sections I, II and III above. Split votes will generally not be approved within a single Global Investor Group team. The Committee may take into account ISS recommendations and the research provided by IRRC as well as any other relevant information they may request or receive.

               (e) In addition to the procedures discussed above, if the Committee determines that an issue raises a potential material conflict of interest, or gives rise to the appearance of a potential material conflict of interest, the Committee will designate a special committee to review, and recommend a course of action with respect to, the conflict(s) in question ("Special Committee"). The Special Committee may request the assistance of the Law and Compliance Departments and will have sole discretion to cast a vote. In addition to the research provided by ISS and IRRC, the Special Committee may request analysis from MSIM Affiliate investment professionals and outside sources to the extent it deems appropriate.

               (f) The Committee and the Special Committee, or their designee(s), will document in writing all of their decisions and actions, which documentation will be maintained by the Committee and the Special Committee, or their designee(s) for a period of at least 6 years. To the extent these decisions relate to a security held by a MSIM U.S. registered investment company, the Committee and Special Committee, or their designee(s), will report their decisions to each applicable Board of Trustees/Directors of those investment companies at each Board's next regularly Scheduled Board meeting. The report will contain information concerning decisions made by the Committee and Special Committee during the most recently ended calendar quarter immediately preceding the Board meeting.

The Committee and Special Committee, or their designee(s), will timely communicate to applicable PMs, the Compliance Departments and, as necessary to ISS, decisions of the Committee and Special Committee so that, among other things, ISS will vote proxies consistent with their decisions.


Item 8.  [Reserved.]

Item 9. Controls and Procedures

(a) The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 10.  Exhibits.

(a) The Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(b)(1) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.CERT.

(b)(2) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Van Kampen Income Trust

By:  /s/ Ronald E. Robison
   -------------------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: February 18, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Ronald E. Robison
   -------------------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: February 18, 2004

By: /s/ John L. Sullivan
   -------------------------------
Name: John L. Sullivan
Title: Principal Financial Officer
Date: February 18, 2004